UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 01/31/2010

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

JANUARY 31, 2010 I (UNAUDITED)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Dear Shareholder

Over the past year, investors worldwide witnessed a seismic shift in market sentiment as guarded optimism replaced the fear and pessimism that had domi-

nated since late 2007. The single most important reason for this change was the swing from a severe economic recession to an emergent global recovery.

At the start of 2009, markets were reeling from the virtually unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale. By period end, these actions had helped stabilize the financial system, and the economic contraction abated.

After reaching a trough in March 2009, stocks galloped higher as the massive, coordinated global monetary and fiscal stimulus began to re-inflate world economies. Sidelined cash poured into the markets, triggering a dramatic and steep upward rerating of stocks and other risk assets. Still, the rally has not been without interruption, as mixed economic data, global challenges regarding sovereign credit risk and proposed fees and levies on banks had begun to dampen investor conviction toward period end. The experience in international markets generally mirrored that seen in the United States; notably, emerging markets firmly reclaimed their leadership status.

The easing of investor risk aversion was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes over the past year was the reversal of the flight-to-quality trade. High yield finished the period as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing as technical conditions remained supportive of the asset class. The

Build America Bond program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009 and $4 billion so far this year. The program continues to alleviate tax-exempt supply pressure and attract the attention of a global audience. However, fundamental concerns are moving to the fore in the municipal space, and bear close watching as the year progresses. At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain well above pre-crisis levels.

All told, the rebound in sentiment and global market conditions resulted in positive 6- and 12-month returns for nearly every major benchmark index, with the most dramatic improvement seen among risk assets.

Total Returns as of January 31, 2010	6-month	12-month
US equities (S&P 500 Index)	9.87%	33.14%
Small cap US equities (Russell 2000 Index)	8.86	37.82
International equities (MSCI Europe, Australasia, Far East Index)	6.93	39.68
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.10	0.22
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.62	(3.31)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.87	8.51
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.90	9.49
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	15.90	50.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment continues to improve, but questions about the strength and sustainability of the recovery abound. Through periods of market uncertainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight,

visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of January 31, 2010

BlackRock Muni New York Intermediate Duration Fund, Inc.

Investment Objective

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (the “Fund”) seeks to provide shareholders with high current income exempt from fed-
eral income taxes and New York State and New York City personal income taxes by investing primarily in a portfolio of municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes and New York State and New York City personal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 10.07% based on market price and 9.91% based on net asset value (“NAV”). For the same period, the closed-end Lipper Intermediate Municipal Debt Funds category posted an average return of 8.93% based on market price and 8.00% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between per-
formance based on price and performance based on NAV. During the six months, the Fund was positioned primarily on the long end of the yield curve, within its intermediate duration mandate. This positioning, along with exposure to lower-investment-grade bonds, contributed to the Fund’s outperformance, as the municipal market continued to recover throughout the reporting period. Exposure to housing, health and corporate-backed municipal credits further aided returns, as credit spreads narrowed and some of the more depressed sectors showed the greatest improvement. On the other hand, the Fund’s higher-coupon bonds with shorter call protection detracted from performance for the period, as their shorter duration and negative convexity caused them to lag. A below-average accrual rate was a negative factor, as well.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange (“NYSE”)					MNE
	Initial Offering Date				August 1, 2003
	Yield on Closing Market Price as of January 31, 2010 ($12.43)[1]					5.36%
	Tax Equivalent Yield[2]					8.25%
	Current Monthly Distribution per Common Share[3]					$0.0555
	Current Annualized Distribution per Common Share[3]					$0.6660
	Leverage as of January 31, 2010[4]					34%
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets,
	which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.
	The table below summarizes the changes in the Fund’s market price and NAV per share:
		1/31/10	7/31/09	Change	High	Low
	Market Price	$12.43	$11.60	7.16%	$12.88	$11.54
	Net Asset Value	$13.90	$12.99	7.01%	$14.27	$12.98

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
Health	18%	18%
Transportation	15	16
State	15	14
County/City/Special District/
School District	14	17
Housing	11	11
Corporate	10	8
Education	9	8
Utilities	7	7
Tobacco	1	1

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	7%	9%
AA/Aa	28	31
A	34	31
BBB/Baa	19	19
BB/Ba	5	4
CCC/Caa	2	2
Not Rated[6]	5	4

5 Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors
Service (“Moody’s”) ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2010 and July 31, 2009, the market value of these securities was
$1,690,608, representing 2% and $1,646,778, representing 2%, respectively, of the Fund’s long-term investments.

4 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

BlackRock MuniYield Arizona Fund, Inc.

Investment Objective

BlackRock MuniYield Arizona Fund, Inc. (MZA) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and Arizona income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and Arizona income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 2.55% based on market price and 10.51% based on NAV. For the same period, the closed-
end Lipper Other States Municipal Debt Funds category posted an average return of 10.04% based on market price and 8.96% on a NAV basis. All returns reflect reinvestment of dividends. The Fund moved from a premium to NAV to a discount by period end, which accounts for the difference between perform-
ance based on price and performance based on NAV. The primary contributors to relative performance were the Fund’s positive positioning with respect to the market during a period in which yields generally declined, and its exposure to the long end of the yield curve, which outperformed as the yield curve flattened. Exposure to lower-rated credits also aided results as yield spreads generally tightened during the period. Returns were hindered by the Fund’s exposure to zero-coupon holdings, which generally underperformed the market as yield spreads in this sector widened.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE Amex	MZA
	Initial Offering Date	October 29, 1993
	Yield on Closing Market Price as of January 31, 2010 ($12.78)[1]	6.29%
	Tax Equivalent Yield[2]	9.68%
	Current Monthly Distribution per Common Share[3]	$0.067
	Current Annualized Distribution per Common Share[3]	$0.804
	Leverage as of January 31, 2010[4]	40%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.0695. The Yield on Closing Market Price, Current Monthly
Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributa-
ble to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The
Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low
Market Price	$12.78	$12.85	(0.54)%	$13.90	$12.06
Net Asset Value	$13.29	$12.40	7.18%	$13.81	$12.38

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
County/City/Special District/
School District	28%	25%
Utilities	20	19
State	16	17
Health	12	13
Education	12	12
Housing	7	8
Transportation	5	5
Corporate	—	1

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	27%	25%
AA/Aa	21	22
A	29	29
BBB/Baa	17	19
BB/Ba	1	1
B	1	1
Not Rated[6]	4	3

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated sec-
urities to be of investment grade quality. As of January 31, 2010 and
July 31, 2009, the market value of these securities was $2,515,180, representing 3% and $1,515,561, representing 2%, respectively, of the Fund's long-term investments.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

BlackRock MuniYield California Fund, Inc.

Investment Objective

BlackRock MuniYield California Fund, Inc. (MYC) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-
term municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and California income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 5.73% based on market price and 8.98% based on NAV. For the same period, the closed-
end Lipper California Municipal Debt Funds category posted an average return of 9.46% based on market price and 11.46% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund maintains a relatively generous degree of income accrual, which was a positive contributor. In addition, the tightening of credit quality spreads benefited the lower-rated sectors of the portfolio. Corporate-backed and health municipals were notable contributors. A fully-invested posture was additive, yet a more neutral duration stance caused the Fund to underperform its Lipper group average as rates declined in the second half of 2009. The decline in rates was partly due to supply pressure being relieved by the Build America Bond Program, which effectively shifted supply to the taxable market. The Fund’s neutral duration position is a result of holding higher-quality securities, which tend to have shorter duration charac-
teristics. The Fund’s short-call, high-coupon holdings also were a detractor. While these bonds possess good defensive characteristics, they hindered total return as interest rates fell dramatically.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	MYC
	Initial Offering Date	February 28, 1992
	Yield on Closing Market Price as of January 31, 2010 ($12.75)[1]	6.35%
	Tax Equivalent Yield[2]	9.77%
	Current Monthly Distribution per Common Share[3]	$0.0675
	Current Annualized Distribution per Common Share[3]	$0.8100
	Leverage as of January 31, 2010[4]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.0700. The Yield on Closing Market Price, Current Monthly
Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributa-
ble to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The
Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low
Market Price	$12.75	$12.44	2.49%	$14.00	$12.32
Net Asset Value	$14.23	$13.47	5.64%	$15.11	$13.45

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
County/City/Special District/
School District	35%	35%
Utilities	26	28
Education	13	13
Health	11	9
Corporate	6	1
State	5	7
Transportation	3	6
Housing	1	1

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	32%	34%
AA/Aa	40	30
A	22	34
BBB/Baa	5	1
Not Rated[6]	1	1

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2010 and July 31, 2009, the market value of these securities was $2,520,958, representing 1% and $2,589,445, representing
1%, respectively, of the Fund’s long-term investments.

6 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

BlackRock MuniYield Investment Fund

Investment Objective

BlackRock MuniYield Investment Fund (MYF) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes. The Fund also seeks to provide shareholders with the opportunity to own shares the value of which is exempt from Florida intangible personal property taxes. The Fund may invest in municipal obligations regardless of geographic location.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 13.27% based on market price and 9.52% based on NAV. For the same period, the closed-
end Lipper General Municipal Debt Funds (Leveraged) category posted an average return of 13.14% based on market price and 12.60% on a NAV basis.
All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund held a higher concentration in health and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. Meanwhile, we continued to restructure the Fund’s holdings in line with its transition from a Florida fund to a national portfolio. The process is not yet complete, however, and the greater exposure to Florida holdings—
which underperformed the national market—detracted from recent performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	MYF
	Initial Offering Date	February 28, 1992
	Yield on Closing Market Price as of January 31, 2010 ($12.88)[1]	6.10%
	Tax Equivalent Yield[2]	9.38%
	Current Monthly Distribution per Common Share[3]	$0.0655
	Current Annualized Distribution per Common Share[3]	$0.7860
	Leverage as of January 31, 2010[4]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.0705. The Yield on Closing Market Price, Current Monthly
Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributa-
ble to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The
Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low
Market Price	$12.88	$11.72	9.90%	$13.37	$11.64
Net Asset Value	$13.76	$12.95	6.25%	$14.41	$12.93

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
County/City/Special District/
School District	24%	29%
Transportation	18	16
Utilities	18	19
Health	16	17
State	8	9
Education	7	5
Housing	5	5
Corporate	4	—

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	18%	23%
AA/Aa	47	39
A	29	34
BBB/Baa	4	—
Not Rated[6]	2	4

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated sec-
urities to be of investment grade quality. As of January 31, 2010 and
July 31, 2009, the market value of these securities was $5,651,318, representing 2% and $4,309,488, representing 2%, respectively, of the Fund's long-term investments.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

BlackRock MuniYield New Jersey Fund, Inc.

Investment Objective

BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and New Jersey income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-
term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and New
Jersey personal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 7.44% based on market price and 8.19% based on NAV. For the same period, the closed-
end Lipper New Jersey Municipal Debt Funds category posted an average return of 13.70% based on market price and 10.42% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund held overweight positions in health and housing bonds with maturities of 20 years and longer, which bene-
fited performance as the municipal yield curve flattened during the last six months. The Fund’s more concentrated position in Puerto Rico securities, and its slight overweight in zero-coupon bonds, detracted from performance during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE					MYJ
	Initial Offering Date					May 1, 1992
	Yield on Closing Market Price as of January 31, 2010 ($14.07)[1]					6.01%
	Tax Equivalent Yield[2]					9.25%
	Current Monthly Distribution per Common Share[3]					$0.0705
	Current Annualized Distribution per Common Share[3]					$0.8460
	Leverage as of January 31, 2010[4]					34%
	[1] Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
	Past performance does not guarantee future results.
	[2] Tax equivalent yield assumes the maximum federal tax rate of 35%.
	[3] The distribution is not constant and is subject to change.
	[4] Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributa-
	ble to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The
	Benefits and Risks of Leveraging on page 9.
	The table below summarizes the changes in the Fund’s market price and NAV per share:
		1/31/10	7/31/09	Change	High	Low
	Market Price	$14.07	$13.49	4.30%	$14.76	$13.49
	Net Asset Value	$14.84	$14.13	5.02%	$15.47	$14.11

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
State	28%	28%
County/City/Special District/
School District	14	16
Health	14	13
Transportation	12	12
Housing	12	10
Education	11	11
Utilities	6	6
Corporate	2	3
Tobacco	1	1

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	26%	27%
AA/Aa	28	27
A	32	31
BBB/Baa	8	11
BB/Ba	2	—
Not Rated[6]	4	4

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2010 and July 31, 2009, the market value of these securities was
$12,610,399, representing 4% and $9,156,088, representing
3%, respectively, of the Fund's long-term investments.

8 SEMI-ANNUAL REPORT

JANUARY 31, 2010

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Funds issue Preferred Shares, which pay dividends at pre-
vailing short-term interest rates, and invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s
Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-
term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securi-
ties purchased by the Fund with assets received from the Preferred Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are significantly lower than the income earned on the Fund’s long-term investments, and therefore the
Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup on the
Common Shares will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays dividends on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemp-
tion value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s
NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to
Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased returns to the
Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will gen-
erally cause greater changes in the Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Funds’ net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at dis-
tressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each
Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Funds. Each
Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of its total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and/or
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2010, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
MNE	34%
MZA	40%
MYC	37%
MYF	38%
MYJ	34%

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial
Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. Each Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately pre-
dict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appre-
ciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instru-
ments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 121.7%
Corporate — 13.4%
Jefferson County Industrial Development Agency
New York, Refunding RB, Solid Waste, Series A, AMT,
5.20%, 12/01/20	$ 500	$ 485,850
New York City Industrial Development Agency, RB, AMT:
1990 American Airlines Inc. Project, 5.40%, 7/01/20	1,500	1,107,435
British Airways Plc Project, 7.63%, 12/01/32	1,000	913,200
Continental Airlines Inc. Project, 8.38%, 11/01/16	1,000	751,730
New York City Industrial Development Agency, Refunding
RB, Terminal One Group Association Project, AMT:
5.50%, 1/01/18	1,000	1,026,340
5.50%, 1/01/24	1,000	1,004,460
New York State Energy Research & Development
Authority, RB, Lilco Project, Series A (NPFGC),
5.15%, 3/01/16	1,000	1,003,670
New York State Energy Research & Development Authority,
Refunding RB:
Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC),
4.70%, 2/01/24	500	492,440
Rochester Gas & Electric Corp., Series C (NPFGC),
5.00%, 8/01/32	1,000	1,030,310
		7,815,435
County/City/Special District/School District — 18.1%
City of New York New York, GO:
Series J, 5.50%, 6/01/21 (a)	500	574,945
Series J (NPFGC), 5.25%, 5/15/18	1,500	1,634,250
Sub-Series F-1 (Syncora), 5.00%, 9/01/22	1,000	1,057,480
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,694,595
Sub-Series I-1, 5.13%, 4/01/25	750	806,452
New York City Industrial Development Agency, RB,
Queens Baseball Stadium, PILOT (AMBAC),
5.00%, 1/01/31	1,500	1,423,470
New York City Industrial Development Agency,
Refunding RB, New York Stock Exchange Project,
Series A, 4.25%, 5/01/24	500	497,330
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (NPFGC), 5.00%, 7/15/24	500	528,215
Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	613,876
New York State Dormitory Authority, Refunding RB,
Consolidated Service Contract, Series A,
4.00%, 7/01/25	750	723,983
United Nations Development Corp. New York,
Refunding RB, Series A, 4.25%, 7/01/24	1,000	999,970
		10,554,566
Education — 12.4%
Dutchess County Industrial Development Agency
New York, Refunding RB, Bard College Civic Facility,
Series A-1, 5.00%, 8/01/22	750	756,533
New York City Industrial Development Agency, RB,
Lycee Francais de New York Project, Series A (ACA),
5.50%, 6/01/15	500	531,395

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York City Industrial Development Agency,
Refunding RB, Polytechnic University Project (ACA),
4.70%, 11/01/22	$ 1,000	$ 893,400
New York State Dormitory Authority, Mount Sinai
School of Medicine, RB:
5.50%, 7/01/25	1,000	1,042,510
Series A (NPFGC), 5.15%, 7/01/24	250	254,445
Schenectady County Industrial Development Agency,
Refunding RB, Union College Project, 5.00%, 7/01/26	1,000	1,049,180
St. Lawrence County Industrial Development Agency
New York, RB, St. Lawrence University, Series A,
5.00%, 10/01/16	1,500	1,670,535
Trust for Cultural Resources, RB:
Carnegie Hall, Series A, 5.00%, 12/01/29	750	775,882
Museum of American Folk Art (ACA),
6.13%, 7/01/30	500	275,015
		7,248,895
Health — 27.3%
Dutchess County Industrial Development Agency
New York, RB, St. Francis Hospital, Series B,
7.25%, 3/01/19	355	357,304
Erie County Industrial Development Agency, RB,
Episcopal Church Home, Series A, 5.88%, 2/01/18	1,690	1,690,608
Genesee County Industrial Development Agency
New York, Refunding RB, United Memorial Medical
Center Project, 4.75%, 12/01/14	335	333,978
New York City Industrial Development Agency, RB,
PSCH Inc. Project, 6.20%, 7/01/20	1,415	1,311,422
New York State Dormitory Authority, RB:
New York State Association for Retarded
Children, Inc., Series A, 5.30%, 7/01/23	450	470,174
North Shore-Long Island Jewish Health System,
5.00%, 5/01/13	1,500	1,643,640
North Shore-Long Island Jewish Health System,
Series A, 5.25%, 5/01/25	780	787,714
NYU Hospital Center, Series B, 5.25%, 7/01/24	480	470,942
Winthrop S. Nassau University, 5.50%, 7/01/11	1,735	1,789,999
New York State Dormitory Authority, Refunding, RB:
Lenox Hill Hospital Obligation Group,
5.75%, 7/01/17	1,305	1,287,148
North Shore-Long Island Jewish Health System,
Series E, 5.00%, 5/01/22	650	664,944
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,130	1,173,946
Saratoga County Industrial Development Agency
New York, Refunding RB, The Saratoga Hospital Project,
Series A (Radian):
4.38%, 12/01/13	365	375,651
4.50%, 12/01/14	380	389,686
Suffolk County Industrial Development Agency
New York, Refunding RB, Jeffersons Ferry Project,
4.63%, 11/01/16	800	785,936

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		CAB	Capital Appreciation Bonds	HRB	Housing Revenue Bonds
Schedules of Investments, the names and descriptions of		CIFG	CDC IXIS Financial Guaranty	IDA	Industrial Development Authority
many of the securities have been abbreviated according		COP	Certificates of Participation	IDRB	Industrial Development Revenue Bonds
to the following list:		EDA	Economic Development Authority	LRB	Lease Revenue Bonds
		ERB	Education Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
ACA	American Capital Access Corp.	FGIC	Financial Guaranty Insurance Co.	PILOT	Payment in Lieu of Taxes
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance Inc.	RB	Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	GNMA	Government National Mortgage Association	S/F	Single-Family
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds	SONYMA	State of New York Mortgage Agency
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Health (concluded)
Tompkins County Industrial Development Agency
New York, Refunding RB, Continuing Care Retirement
Community, Kendal at Ithaca Project, Series A-2:
5.75%, 7/01/18	$ 250	$ 250,145
6.00%, 7/01/24	1,000	1,000,260
Westchester County Industrial Development Agency
New York, RB, Special Needs Facilities Pooled Program,
Series D-1, 6.80%, 7/01/19	515	502,413
Yonkers Industrial Development Agency New York, RB,
Sacred Heart Associations Project, Series A, AMT
(SONYMA), 4.80%, 10/01/26	750	697,770
		15,983,680
Housing — 13.0%
New York City Housing Development Corp., RB, The
Animal Medical Center, Series A, 5.50%, 12/01/33	1,615	1,617,745
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 130,
4.75%, 10/01/30	2,500	2,381,175
Series 133, 4.95%, 10/01/21	1,000	1,013,590
Series 143, 4.85%, 10/01/27	500	474,905
New York State Urban Development Corp., RB,
Subordinate Lien, Corporate Purpose, Series A,
5.13%, 7/01/19	2,000	2,130,760
		7,618,175
State — 15.1%
New York Municipal Bond Bank Agency, RB, Series C,
5.25%, 12/01/18	2,000	2,132,300
New York State Dormitory Authority, ERB, Series F,
5.00%, 3/15/30	1,290	1,337,098
New York State Dormitory Authority, LRB, Municipal
Health Facilities, Sub-Series 2-4, 5.00%, 1/15/27	600	622,722
New York State Dormitory Authority, Refunding RB,
Department of Health, Series A (CIFG),
5.00%, 7/01/25	1,500	1,536,405
New York State Thruway Authority, Refunding RB,
Series A-1, 5.00%, 4/01/22	1,000	1,099,300
New York State Urban Development Corp., RB, State
Personal Income Tax, State Facilities, Series A-1
(NPFGC), 5.00%, 3/15/24	485	510,647
New York State Urban Development Corp., Refunding RB,
Service Contract, Series B, 5.00%, 1/01/21	1,500	1,617,435
		8,855,907
Tobacco — 1.8%
Tobacco Settlement Financing Corp. New York, RB,
Asset-Backed, Series B-1C, 5.50%, 6/01/22	1,000	1,059,410
Transportation — 11.9%
Metropolitan Transportation Authority, RB (NPFGC):
Series A, 5.00%, 11/15/24	2,000	2,075,640
Series B, 5.25%, 11/15/19	860	965,703
Metropolitan Transportation Authority, Refunding RB:
Series A (NPFGC), 5.00%, 11/15/25	3,000	3,090,420
Series B, 5.25%, 11/15/25	750	822,757
		6,954,520
Utilities — 8.7%
Long Island Power Authority, Refunding RB:
General, Series D (NPFGC), 5.00%, 9/01/25	4,000	4,140,440
Series A, 5.50%, 4/01/24	875	954,529
		5,094,969
Total Municipal Bonds in New York		71,185,557

	Par
Municipal Bonds	(000)	Value
Guam — 4.3%
County/City/Special District/School District — 0.6%
Territory of Guam, RB, Section 30, Series A,
5.38%, 12/01/24	$ 325	$ 325,345
State — 0.3%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	185	187,882
Transportation — 1.7%
Guam International Airport Authority, Refunding RB,
General, Series C, AMT (NPFGC), 5.25%, 10/01/22	1,000	1,000,400
Utilities — 1.7%
Guam Government Waterworks Authority, Refunding RB,
Water, 6.00%, 7/01/25	1,000	1,001,310
Total Municipal Bonds in Guam		2,514,937
Puerto Rico — 17.9%
Education — 0.8%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, University Plaza Project, Series A (NPFGC),
5.00%, 7/01/33	500	463,555
Housing — 3.4%
Puerto Rico Housing Finance Authority, Refunding
RB, Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	2,000	2,001,980
State — 4.5%
Commonwealth of Puerto Rico, GO, Public Improvement,
Series A, 5.25%, 7/01/30 (a)	615	727,570
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A-4 (AGM), 5.25%, 7/01/30	350	360,251
Puerto Rico Municipal Finance Agency, GO, Series A,
5.25%, 8/01/25	1,000	1,000,000
Puerto Rico Public Buildings Authority, Refunding
RB, Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/28	500	515,965
		2,603,786
Transportation — 9.2%
Puerto Rico Highway & Transportation Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	3,000	3,330,150
Subordinate (FGIC), 5.75%, 7/01/21	2,000	2,041,520
		5,371,670
Total Municipal Bonds in Puerto Rico		10,440,991
U.S. Virgin Islands — 3.4%
Corporate — 1.7%
United States Virgin Islands, Refunding RB,
Senior Secured, Hovensa Coker Project, AMT,
6.50%, 7/01/21	500	505,646
Virgin Islands Public Finance Authority, RB, Senior
Secured, Hovensa Refinery, AMT, 4.70%, 7/01/22	500	446,490
		952,136
State — 1.7%
Virgin Islands Public Finance Authority, RB,
Senior Lien, Matching Fund Loan Note, Series A,
5.25%, 10/01/24	1,000	1,005,680
Total Municipal Bonds in the U.S. Virgin Islands		1,957,816
Total Municipal Bonds — 147.3%		86,099,301

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (b)	(000)	Value
New York — 1.4%
County/City/Special District/School District — 1.4%
City of New York, New York, GO, Sub-Series B-1,
5.25%, 9/01/22	$ 750	$ 823,672
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 1.4%		823,672
Total Long-Term Investments
(Cost — $85,981,425) — 148.7%		86,922,973
Short-Term Securities	Shares
CMA New York Municipal Money Fund, 0.00% (c)(d)	641,113	641,113
Total Short-Term Securities
(Cost — $641,113) — 1.1%		641,113
Total Investments (Cost — $86,622,538*) — 149.8%		87,564,086
Other Assets Less Liabilities — 1.6%		917,170
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (0.7)%		(376,191)
Preferred Shares, at Redemption Value — (50.7)%		(29,632,983)
Net Assets Applicable to Common Shares — 100.0%		$ 58,472,082

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 86,126,913
Gross unrealized appreciation	$ 2,364,460
Gross unrealized depreciation	(1,302,287)
Net unrealized appreciation	$ 1,062,173

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New York Municipal Money Fund	$(1,096,728)	$119
(d) Represents the current yield as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 641,113
Level 2 — Long-Term Investments[1]	86,922,973
Level 3	—
Total	$ 87,564,086

1 See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

12 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 133.9%
County/City/Special District/School District — 44.0%
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	$ 1,000	$ 1,023,350
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,240,088
5.00%, 12/01/29	1,250	1,226,788
Downtown Phoenix Hotel Corp., RB:
Senior Series A (FGIC), 5.00%, 7/01/36	915	753,484
Sub-Series B (NPFGC), 5.00%, 7/01/36	415	395,690
Gila County Unified School District No. 10-Payson
Arizona, GO, School Improvement Project of 2006,
Series A (AMBAC), 5.25%, 7/01/27 (a)	1,000	1,024,640
Gilbert Public Facilities Municipal Property Corp. Arizona,
RB, 5.50%, 7/01/27	2,000	2,155,320
Gladden Farms Community Facilities District, GO,
5.50%, 7/15/31	750	578,033
Greater Arizona Development Authority, RB, Santa Cruz
County Jail, Series 2, 5.25%, 8/01/31	1,000	1,036,070
Maricopa County Community College District, Arizona,
GO, Series C, 3.00%, 7/01/22	1,000	938,870
Maricopa County Elementary School District No. 3-
Tempe Elementary, Arizona, GO, Refunding (NPFGC),
7.50%, 7/01/10	290	298,021
Maricopa County Unified School District No. 11-Peoria
Arizona, GO, School Improvement, 2nd Series (NPFGC),
5.00%, 7/01/25	430	454,411
Maricopa County Unified School District No. 89-Dysart
Arizona, GO, School Improvement Project of 2006,
Series C, 6.00%, 7/01/28	1,000	1,109,320
Mohave County Unified School District No. 20
Kingman, GO, School Improvement Project of 2006,
Series C (AGC):
5.50%, 7/01/20	1,150	1,308,953
5.00%, 7/01/26	1,000	1,063,290
Phoenix Civic Improvement Corp., RB, Subordinate,
Civic Plaza Expansion Project, Series A (NPFGC),
5.00%, 7/01/35	3,325	3,335,839
Queen Creek Improvement District No. 1, Special
Assessment Bonds, 5.00%, 1/01/32	2,000	1,771,120
Scottsdale Municipal Property Corp. Arizona, RB,
Water & Sewer Development Project, Series A,
5.00%, 7/01/24	1,500	1,637,700
Scottsdale Municipal Property Corp. Arizona,
Refunding RB, 5.00%, 7/01/26	1,570	1,767,741
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,299,161
5.75%, 7/15/24	750	730,605
Yuma County Library District, GO (Syncora),
5.00%, 7/01/26	1,465	1,515,411
		26,663,905
Education — 19.8%
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,113,133
6.00%, 7/01/26	350	399,623
6.00%, 7/01/27	425	485,257
6.00%, 7/01/28	300	341,154
Arizona Student Loan Acquisition Authority, Refunding RB,
Junior Lien, Sub-Series B-1, AMT, 6.15%, 5/01/29	3,285	3,295,446
Maricopa County IDA Arizona, RB, Arizona Charter
Schools Project, Series A, 6.63%, 7/01/20	900	689,616
Pima County IDA, RB, American Charter
Schools Foundation, Series A, 5.63%, 7/01/38	500	380,500

	Par
Municipal Bonds	(000)	Value
Arizona (continued)
Education (concluded)
Pima County IDA, RB, Arizona Charter Schools Project,
Series C:
6.70%, 7/01/21	$ 725	$ 696,710
6.75%, 7/01/31	985	904,319
Pima County IDA, Refunding RB:
Arizona Charter Schools Project, Series O,
5.00%, 7/01/26	1,000	778,730
Charter Schools II, Series A, 6.75%, 7/01/21	575	554,823
University of Arizona, COP, Refunding, University of
Arizona Projects, Series A (AMBAC), 5.13%, 6/01/29	905	916,340
University of Arizona, COP, University of Arizona Projects,
Series B (AMBAC), 5.00%, 6/01/28	1,400	1,411,032
		11,966,683
Health — 19.2%
Arizona Health Facilities Authority, RB, Catholic
Healthcare West, Series A, 6.63%, 7/01/20	1,435	1,483,130
Arizona Health Facilities Authority, Refunding RB,
Banner Health, Series D:
6.00%, 1/01/30	1,500	1,537,785
5.50%, 1/01/38	1,300	1,315,743
Maricopa County IDA Arizona, Refunding RB:
Catholic Healthcare West, Series A,
5.50%, 7/01/26	1,850	1,874,513
Samaritan Health Services, Series A (NPFGC),
7.00%, 12/01/16 (b)	1,000	1,224,690
Scottsdale IDA Arizona, Refunding RB, Scottsdale
Healthcare, Series A, 5.25%, 9/01/30	900	845,019
Tucson IDA, RB, Christian Care Project, Series A
(Radian), 6.13%, 7/01/24 (c)	1,000	1,032,050
University Medical Center Corp. Arizona, RB,
6.50%, 7/01/39	500	528,820
Yavapai County IDA Arizona, RB, Yavapai Regional
Medical Center, Series A, 6.00%, 8/01/33	1,800	1,803,924
		11,645,674
Housing — 10.6%
Maricopa County & Phoenix Industrial Development
Authorities, Refunding RB, AMT (GNMA):
S/F, Series A-1, 5.75%, 5/01/40	965	1,010,114
S/F, Series A-2, 5.80%, 7/01/40	705	718,606
Maricopa County IDA Arizona, RB, Series 3-B, AMT
(GNMA), 5.25%, 8/01/38	1,356	1,384,710
Phoenix & Pima County IDA, RB, Series 1A, AMT
(GNMA), 5.65%, 7/01/39	580	604,772
Phoenix & Pima County IDA, Refunding RB,
Series 2007-1, AMT (GNMA), 5.25%, 8/01/38	1,326	1,377,601
Phoenix IDA Arizona, Refunding RB, Series 2007-2,
AMT (GNMA), 5.50%, 8/01/38	1,280	1,340,112
		6,435,915
State — 17.0%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,075,790
5.75%, 9/01/22	2,000	2,221,960
Arizona Sports & Tourism Authority, RB, Baseball
Training Facilities Project, 5.00%, 7/01/16	1,000	1,017,880
Arizona State Transportation Board, RB, Series B,
5.00%, 7/01/30	4,000	4,268,760
Greater Arizona Development Authority, RB, Series B
(NPFGC), 5.00%, 8/01/30	1,700	1,733,558
		10,317,948

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield Arizona Fund, Inc. (MZA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Transportation — 4.4%
Phoenix Civic Improvement Corp., RB, Senior Lien:
Series A, 5.00%, 7/01/33	$ 1,000	$ 1,008,170
Series B, AMT (NPFGC), 5.75%, 7/01/17	1,000	1,041,630
Series B, AMT (NPFGC), 5.25%, 7/01/32	600	592,188
		2,641,988
Utilities — 18.9%
City of Mesa Arizona, RB (NPFGC), 5.00%, 7/01/23	1,500	1,647,195
Gilbert Water Resource Municipal Property Corp., RB,
Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	925,929
Phoenix Civic Improvement Corp., RB:
Junior Lien (NPFGC), 5.50%, 7/01/20	2,500	2,708,000
Senior Lien, 5.50%, 7/01/22	2,000	2,263,820
Pinal County IDA Arizona, RB, San Manuel Facility
Project, AMT, 6.25%, 6/01/26	500	423,735
Salt River Project Agricultural Improvement & Power
District, RB, Series A, 5.00% 1/01/24	1,000	1,086,390
Salt River Project Agricultural Improvement & Power
District, Refunding RB, Salt River Project, Series A,
5.00%, 1/01/35	1,500	1,540,125
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	851,080
		11,446,274
Total Municipal Bonds in Arizona		81,118,387
Guam — 1.6%
Utilities — 1.6%
Guam Government Waterworks Authority, Refunding RB,
Water, 5.88%, 7/01/35	1,000	970,060
Total Municipal Bonds in Guam		970,060
Puerto Rico — 19.6%
County/City/Special District/School District — 1.2%
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC), 5.76%, 8/01/41 (d)	5,000	743,200
State — 8.5%
Commonwealth of Puerto Rico, GO:
Public Improvement, Series A, 5.13%, 7/01/31	75	70,228
Series A, 6.00%, 7/01/38	800	812,624
Puerto Rico Public Buildings Authority, RB, Government
Facilities, Series I, 5.25% 7/01/33	800	745,920
Puerto Rico Public Buildings Authority, RB,
Government Facilities:
Series M-3 (NPFGC), 6.00%, 7/01/28	900	928,737
Series N, 5.50%, 7/01/27	1,000	998,840
Puerto Rico Sales Tax Financing Corp., RB,
1st Sub-Series A, 6.38%, 8/01/39	1,500	1,596,150
		5,152,499
Transportation — 2.9%
Puerto Rico Highway & Transportation Authority,
Refunding RB:
Series AA (NPFGC), 5.50%, 7/01/18	900	949,248
Series CC, 5.50%, 7/01/31	790	776,309
		1,725,557

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities — 7.0%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A (Radian), 6.00%, 7/01/44	$ 2,180	$ 2,202,825
Puerto Rico Electric Power Authority, RB, Series WW
5.38%, 7/01/24	1,000	1,032,420
Puerto Rico Electric Power Authority, 5.50%, 7/01/38	1,000	1,007,990
		4,243,235
Total Municipal Bonds in Puerto Rico		11,864,491
Total Municipal Bonds — 155.1%		93,952,938
Municipal Bonds Transferred to
Tender Option Bond Trusts (e)
Arizona — 5.1%
Utilities — 5.1%
Phoenix Civic Improvement Corp., RB, Junior Lien,
Series A, 5.00%, 7/01/34	3,000	3,100,080
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 5.1%		3,100,080
Total Long-Term Investments
(Cost — $96,632,344) — 160.2%		97,053,018
Short-Term Securities	Shares
CMA Arizona Municipal Money Fund, 0.00% (f)(g)	2,403,565	2,403,565
Total Short-Term Securities
(Cost — $2,403,565) — 4.0%		2,403,565
Total Investments (Cost – $99,035,909*) — 164.2%		99,456,583
Other Assets Less Liabilities — 2.3%		1,421,443
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (2.4)%		(1,500,000)
Preferred Shares, at Redemption Value — (64.1)%		(38,803,971)
Net Assets Applicable to Common Shares — 100.0%		$ 60,574,055

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 97,566,060
Gross unrealized appreciation	$ 2,641,352
Gross unrealized depreciation	(2,250,829)
Net unrealized appreciation	$ 390,523

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b) Security is collateralized by Municipal or US Treasury Obligations.
(c) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Represents a zero-coupon bon. Rate shown reflects current yield as of report date.

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded) BlackRock MuniYield Arizona Fund, Inc. (MZA)

(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Arizona Municipal Money Fund	$(1,783,606)	—

(g) Represents the current yield as of report date.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 2,403,565
Level 2 — Long-Term Investments[1]	97,053,018
Level 3	—
Total	$ 99,456,583
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 108.8%
Corporate — 1.5%
California Pollution Control Financing Authority, RB,
Waste Management, Inc. Project, Series C, AMT,
6.75%, 12/01/27	$ 3,300	$ 3,412,464
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	975	1,067,674
		4,480,138
County/City/Special District/School District — 38.9%
Arcata Joint Powers Financing Authority California,
Tax Allocation Bonds, Refunding, Community
Development Project Loan, Series A (AMBAC),
6.00%, 8/01/23	2,520	2,520,958
California State Department of Water Resources,
Refunding RB, Water System, Series AF,
5.00%, 12/01/29	2,500	2,661,475
City of Los Angeles California, COP, Senior, Sonnenblick
Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,039,340
City of Los Angeles California, Refunding RB, Series A,
5.00%, 6/01/39	9,870	10,061,182
El Monte Union High School District California, GO,
Election 2002, Series C (AGM), 5.25%, 6/01/32	10,120	10,310,863
Fontana Unified School District California, GO, Series A
(AGM), 5.25%, 8/01/28	7,000	7,171,780
Hayward Unified School District California, GO,
Election 2008, 5.25%, 8/01/29	5,395	5,526,260
Los Angeles Municipal Improvement Corp., RB,
Real Property, Series E, 6.00%, 9/01/34	1,800	1,860,840
Marin Community College District, GO, Election of 2004,
Series A (NPFGC), 5.00%, 8/01/28	5,885	6,053,076
Modesto Irrigation District, COP, Series B,
5.50%, 7/01/35	3,300	3,456,024
Morgan Hill Unified School District California, GO, CAB
(FGIC), 5.06%, 8/01/26 (a)(b)	7,570	3,738,747
Murrieta Valley Unified School District Public Financing
Authority, Special Tax Bonds, Refunding, Series A
(AGC), 5.13%, 9/01/26	6,675	7,011,220
Oak Grove School District California, GO, Election 2008,
Series A, 5.50%, 8/01/33	4,000	4,236,760
Orange County Sanitation District, COP (NPFGC),
5.00%, 2/01/33	5,250	5,356,417
Pico Rivera Public Financing Authority, RB:
5.50%, 9/01/31	1,500	1,530,165
5.75%, 9/01/39	4,365	4,448,502
Pittsburg Redevelopment Agency, Tax Allocation Bonds,
Refunding, Subordinate, Los Medanos Community
Project, Series A, 6.50%, 9/01/28	2,500	2,729,925
San Diego Regional Building Authority California,
RB, County Operations Center & Annex, Series A,
5.38%, 2/01/36	3,200	3,314,304
San Francisco Bay Area Transit Financing Authority,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	5,430	5,475,938
San Jose Evergreen Community College District
California, GO, Refunding, CAB, Election 2004,
Series A (NPFGC), 5.12%, 9/01/23 (b)	10,005	4,925,862
San Juan Unified School District California, GO,
Election of 2002 (NPFGC), 5.00%, 8/01/28	5,000	5,030,300
Santa Cruz County Redevelopment Agency California,
Tax Allocation Bonds, Live Oak/Soquel Community
Improvement, Series A:
6.63%, 9/01/29	1,000	1,072,890
7.00%, 9/01/36	500	539,045
Twin Rivers Unified School District, GO, Election of 2006
(AGM), 5.00%, 8/01/29	9,390	9,571,884

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (concluded)
Vacaville Unified School District California, GO,
Election 2001 (NPFGC), 5.00%, 8/01/30	$ 4,745	$ 4,763,078
Ventura Unified School District California, GO, 1997
Election, Series H (AGM), 5.13%, 8/01/34	1,000	1,013,430
Westminster Redevelopment Agency California,
Tax Allocation Bonds, Subordinate, Commercial
Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	1,250	1,403,963
		117,824,228
Education — 8.3%
California Educational Facilities Authority, RB, Pitzer
College, 6.00%, 4/01/40	2,500	2,596,175
California State Enterprise Development Authority,
Refunding RB, The Thacher School Project,
5.13%, 9/01/39	6,965	6,935,190
California State University, RB, Systemwide, Series A:
5.25%, 11/01/34	1,500	1,528,515
5.50%, 11/01/39	2,725	2,781,816
University of California, RB:
Limited Project, Series D (NPFGC), 5.00%, 5/15/32	2,500	2,511,950
Series L, 5.00%, 5/15/36	8,500	8,708,080
		25,061,726
Health — 17.5%
ABAG Finance Authority for Nonprofit Corps,
Refunding RB, Sharp Healthcare, 6.38%, 8/01/34	1,750	1,831,655
California Health Facilities Financing Authority,
Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	10,430,500
Catholic Healthcare West, Series E, 5.63%, 7/01/25	6,000	6,210,360
Scripps Health, Series A, 5.00%, 11/15/36 (c)	8,800	8,484,784
St. Joseph Health System, Series A, 5.50%, 7/01/29	2,000	2,063,700
California Statewide Communities Development
Authority, RB:
Health Facility, Memorial Health Services, Series A,
6.00%, 10/01/23	3,270	3,389,780
Health Facility, Memorial Health Services, Series A,
5.50%, 10/01/33	3,000	3,014,460
St. Joseph Health System, Series C (FGIC),
5.75%, 7/01/47	7,525	7,692,281
California Statewide Communities Development
Authority, Refunding RB:
Catholic Healthcare West, Series D, 5.50%, 7/01/31	5,055	5,054,747
California Statewide Communities Development
Authority, Senior Living, Southern California:
6.25%, 11/15/19	500	530,425
6.63%, 11/15/24	650	680,173
7.00%, 11/15/29	500	527,100
7.25%, 11/15/41	1,750	1,855,473
City of Torrance California, Refunding RB, Torrance
Memorial Medical Center, Series A, 6.00%, 6/01/22	1,310	1,346,470
		53,111,908
Housing — 1.2%
California Rural Home Mortgage Finance Authority,
RB, AMT:
Mortgage-Backed Securities Program, Series B
(GNMA), 6.15%, 6/01/20	25	25,483
Sub-Series FH-1, , 5.50%, 8/01/47	415	230,914
Santa Clara County Housing Authority California, RB,
John Burns Gardens Apartments Project, Series A,
AMT, 6.00%, 8/01/41	3,500	3,503,780
		3,760,177

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
State — 6.1%
California State Public Works Board, RB:
Department of Developmental Services, Porterville,
Series C, 6.25%, 4/01/34	$ 1,100	$ 1,107,502
Department of Education, Riverside Campus Project,
Series B, 6.50%, 4/01/34	10,000	10,248,500
Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	1,850	1,880,655
State of California, GO, Various Purpose,
6.50%, 4/01/33	5,000	5,341,050
		18,577,707
Transportation — 4.7%
County of Orange California, RB, Series B,
5.75%, 7/01/34	3,000	3,243,120
County of Sacramento California, RB, Senior, Series B,
5.75%, 7/01/39	900	957,978
San Francisco City & County Airports Commission, RB,
Series E, 6.00%, 5/01/39	4,825	5,167,527
San Francisco Port Commission California, RB, Series A,
5.13%, 3/01/40 (c)	5,000	4,861,550
		14,230,175
Utilities — 30.6%
California Infrastructure & Economic Development Bank,
RB, California Independent System Operator, Series A,
6.25%, 2/01/39	2,170	2,264,438
California State Department of Water Resources,
Refunding RB, Central Valley Project, Series AE,
5.00%, 12/01/28	6,000	6,412,800
California Statewide Communities Development
Authority, RB, Pooled Financing Program, Series C,
City of West Sacramento (AGM), 5.25%, 10/01/28	2,380	2,418,699
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series D, 5.88%, 1/01/34	2,500	2,737,625
Eastern Municipal Water District California, COP,
Series H, 5.00%, 7/01/35	7,540	7,560,283
Los Angeles Department of Water & Power, RB:
Power System, Sub-Series A-1 (AMBAC),
5.00%, 7/01/37	15,100	15,257,946
Power System, Sub-Series A-2 (AGM),
5.00%, 7/01/35	7,500	7,635,675
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/32	1,240	1,292,216
Series A (AGM), 5.00%, 7/01/30	1,000	1,033,990
Series C, 5.00%, 7/01/35	7,085	7,292,378
Metropolitan Water District of Southern California,
Refunding RB:
Series B, 5.00%, 7/01/35	2,625	2,701,834
Series C, 5.00%, 7/01/31	1,750	1,832,968
Oxnard Financing Authority, RB, Redwood Trunk Sewer
& Headworks, Series A (NPFGC), 5.25%, 6/01/34	4,160	4,172,480
Sacramento Municipal Utility District, RB, Cosumnes
Project (NPFGC), 5.13%, 7/01/29	18,500	18,153,495
Sacramento Regional County Sanitation District,
Refunding RB, County Sanitation District 1 (NPFGC),
5.00%, 8/01/35	5,425	5,474,313
San Diego Public Facilities Financing Authority,
Refunding RB, Senior Series A, 5.38%, 5/15/34	1,900	1,992,625
San Francisco City & County Public Utilities Commission,
Refunding RB, Series A, 5.13%, 11/01/39	2,295	2,363,207
Western Municipal Water District Facilities Authority, RB,
Series B, 5.00%, 10/01/39	2,000	2,010,540
		92,607,512
Total Municipal Bonds in California		329,653,571

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 3.3%
County/City/Special District/School District — 1.8%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.50%, 8/01/44	$ 5,000	$ 5,335,800
State — 1.5%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series B, 6.50%, 7/01/37	4,230	4,461,212
Total Municipal Bonds in Puerto Rico		9,797,012
Total Municipal Bonds — 112.1%		339,450,583
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
California — 44.8%
Corporate — 8.7%
University of California, RB, Limited Project, Series B
(AGM), 5.00%, 5/15/33	8,488	8,503,979
University of California, RB, Series L, 5.00%, 5/15/40	11,597	11,830,452
San Francisco Bay Area Transit Financing Authority,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	6,000	6,136,920
		26,471,351
County/City/Special District/School District — 14.5%
Contra Costa Community College District California, GO,
Election of 2002 (FSA), 5.00%, 8/01/30	10,215	10,400,207
Fremont Unified School District, Alameda County,
California, GO, Election of 2002, Series B (AGM),
5.00%, 8/01/30	4,003	4,089,906
Los Angeles Community College District, California, GO,
2008 Election, Series A, 6.00%, 8/01/33	3,828	4,246,729
San Diego Community College District, California, GO,
Election of 2002, 5.25%, 8/01/33	7,732	7,906,928
Santa Clara County Financing Authority, Refunding RB,
Lease, Series L, 5.25%, 5/15/36	10,001	10,319,310
Sonoma County Junior College District, GO, Refunding,
Election of 2002, Series B (AGM), 5.00%, 8/01/28	6,875	7,105,143
		44,068,223
Education — 11.5%
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.25%, 10/01/18	13,845	14,613,398
California State University, RB, Systemwide, Series A
(AGM), 5.00%, 11/01/39	4,840	4,780,516
Los Angeles Community College District, California, GO,
2003 Election, Series E (AGM), 5.00%, 8/01/31	10,002	10,145,687
Peralta Community College District, California, GO,
Election of 2000, Series D (AGM), 5.00%, 8/01/30	1,995	2,038,292
University of California, RB, Series O, 5.75%, 5/15/34	2,805	3,120,534
		34,698,427
Utilities — 10.1%
Eastern Municipal Water District, California, Water and
Sewer, COP, Series H, 5.00%, 7/01/33	4,748	4,789,971
Metropolitan Water District of Southern California, RB,
Series A, 5.00%, 7/01/37	20,000	20,688,200
San Diego County Water Authority, COP, Series A (AGM),
5.00%, 5/01/31	5,010	5,097,574
		30,575,745
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 44.8%		135,813,746
Total Long-Term Investments
(Cost — $471,504,220) — 156.9%		475,264,329

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock MuniYield California Fund, Inc. (MYC)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
CMA California Municipal Money
Fund, 0.04% (e)(f)	10,038,152	$ 10,038,152
Total Short-Term Securities
(Cost — $10,038,152) — 3.3%		10,038,152
Total Investments (Cost – $481,542,372*) — 160.2%		485,302,481
Liabilities in Excess of Other Assets — (0.6)%		(1,972,839)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (24.6)%		(74,438,467)
Preferred Shares, at Redemption Value — (35.0)%		(105,961,278)
Net Assets Applicable to Common Shares — 100.0%		$302,929,897

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 407,491,842
Gross unrealized appreciation	$ 7,730,477
Gross unrealized depreciation	(4,299,203)
Net unrealized appreciation	$ 3,431,274

(a) Security is collateralized by Municipal or US Treasury Obligations.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) When-issued security. Unsettled when-issued security transactions were as follows:

	Market	Unrealized
Counterparty	Value	Depreciation
JPMorgan Chase Bank NA	$8,484,784	$(123,816)
Jeffries & Co.	$4,861,550	$ (44,200)

(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA California Municipal Money Fund	$2,430,455	$1,349
(f) Represents the current yield as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 10,038,152
Level 2 — Long-Term Investments[1]	475,264,329
Level 3	—
Total	$ 485,302,481

1 See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power,
5.75%, 9/01/29	$ 1,230	$ 1,242,608
California — 10.9%
California Health Facilities Financing Authority, RB,
Cedars-Sinai Medical Center, 5.00%, 8/15/39	1,590	1,467,983
California Health Facilities Financing Authority,
Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	710	740,566
St. Joseph Health System, 5.75%, 7/01/39	2,700	2,781,000
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9,
Series A, 6.25%, 4/01/34	4,525	4,555,861
Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	1,265	1,285,961
Los Angeles Department of Water & Power, RB, Power
System, Sub-Series A-1, 5.25%, 7/01/38	3,300	3,493,149
San Diego Regional Building Authority California,
RB, County Operations Center & Annex, Series A,
5.38%, 2/01/36	3,310	3,428,233
San Francisco City & County Airports Commission,
Refunding RB, 2nd Series A-3, AMT, 6.75%, 5/01/19	2,500	2,636,475
		20,389,228
Colorado — 2.2%
City & County of Denver Colorado, Refunding RB,
Series A, 5.25%, 11/15/36	4,050	4,117,919
District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, RB,
Series A, 5.25%, 10/01/29	2,000	2,119,860
Florida — 31.5%
Broward County Educational Facilities Authority, RB,
Nova Southeastern University (AGC), 5.00%, 4/01/31	2,110	2,125,445
City of Jacksonville Florida, RB, Series B (NPFGC),
5.13%, 10/01/32	1,500	1,504,155
City of Jacksonville Florida, Refunding RB (NPFGC),
5.25%, 10/01/32	2,315	2,344,146
City of Miami Beach Florida, RB, Water and Sewer
(AMBAC), 5.75%, 9/01/25	3,000	3,072,540
City of Port St. Lucie Florida, RB (NPFGC),
5.25%, 9/01/25	1,215	1,242,751
County of Hillsborough Florida, RB (AMBAC),
5.40%, 5/01/30 (a)	1,055	1,185,936
County of Miami-Dade Florida, RB, AMT, Series A:
(AGM), 5.00%, 10/01/33	2,560	2,473,651
Miami International Airport (AGM), 5.25%, 10/01/41	1,675	1,649,439
Miami International Airport (AGM), 5.50%, 10/01/41	2,930	2,959,945
Miami International Airport (NPFGC),
6.00%, 10/01/29	3,275	3,321,276
County of Orange Florida, Refunding RB (AMBAC),
5.00%, 10/01/29	1,750	1,794,152
County of Osceola Florida, RB, Series A (NPFGC),
5.50%, 10/01/27	1,760	1,798,386
County of Sumter Florida, RB (AMBAC):
5.00%, 6/01/26	2,190	2,247,247
5.00%, 6/01/30	2,475	2,508,363
Duval County Housing Finance Authority, Refunding RB,
AMT (GNMA), 5.40%, 10/01/21	645	647,709
Florida Housing Finance Corp., Refunding RB,
Homeowner Mortgage, Series 4, AMT (AGM),
6.25%, 7/01/22	350	364,315
Florida Municipal Loan Council, RB (NPFGC):
Series A-1, 5.13%, 7/01/34	1,580	1,570,141
Series B, 5.38%, 11/01/30	4,250	4,277,540
Hillsborough County Aviation Authority, Florida,
Refunding RB, Series C, AMT (AGC), 5.75%, 10/01/26	1,000	1,045,020

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Hillsborough County IDA, RB, AMT, National Gypsum Co.:
Series A, 7.13%, 4/01/30	$ 2,500	$ 1,925,075
Series B, 7.13%, 4/01/30	3,750	2,887,612
Lee County Housing Finance Authority, RB, Multi-County
Program, Series A-1, AMT (GNMA), 7.13%, 3/01/28	30	30,456
Manatee County Housing Finance Authority,
Refunding RB, S/F, Sub-Series 1, AMT (GNMA),
6.25%, 11/01/28	85	86,776
Miami-Dade County Housing Finance Authority, Florida,
Refunding RB, Home Ownership Mortgage, Series A1,
AMT (GNMA), 6.30%, 10/01/20	365	372,742
Pinellas County Housing Finance Authority, Refunding RB,
Multi-County Program, Series A1, AMT (GNMA):
6.30%, 9/01/20	240	245,090
6.35%, 9/01/25	340	347,317
Polk County School Board, COP, Master Lease, Series A
(AGM), 5.50%, 1/01/25	4,385	4,507,473
Santa Rosa County School Board, COP, Refunding,
Series 2 (NPFGC), 5.25%, 2/01/26	1,180	1,233,065
South Lake County Hospital District, RB, South Lake
Hospital Inc., 6.38%, 10/01/34	1,150	1,152,288
Village Center Community Development District,
RB (NPFGC):
5.13%, 10/01/28	4,960	4,596,829
Series A, 5.38%, 11/01/34	1,995	1,688,009
Series A, 5.13%, 11/01/36	1,000	804,080
Volusia County IDA, RB, Student Housing, Stetson
University Project, Series A (CIFG), 5.00%, 6/01/35	1,000	838,630
		58,847,599
Georgia — 8.4%
City of Atlanta Georgia, RB, General, Subordinate Lien,
Series C (AGM), 5.00%, 1/01/33	3,270	3,278,862
County of Fulton, Georgia, RB (NPFGC), 5.25%, 1/01/35	1,000	1,022,690
Metropolitan Atlanta Rapid Transit Authority, RB,
3rd Series, 5.00%, 7/01/39	4,815	4,983,092
Municipal Electric Authority of Georgia, Refunding RB,
Project One, Sub-Series D, 6.00%, 1/01/23	5,600	6,329,848
		15,614,492
Illinois — 4.6%
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,227,792
Northwestern Memorial Hospital, Series A,
6.00%, 8/15/39	4,160	4,555,242
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/34	2,700	2,782,512
		8,565,546
Indiana — 2.6%
Indiana Municipal Power Agency, RB, Indiana Municipal
Power Agency, Series B, 6.00%, 1/01/39	4,525	4,823,831
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB,
Adventist Health, 5.50%, 11/15/29	3,250	3,415,490
Kentucky — 3.5%
Louisville & Jefferson County Metropolitan
Government, RB:
Parking Authority, Series A, 5.75%, 12/01/34	3,200	3,491,008
Refunding, Jewish Hospital & St. Mary’s HealthCare,
6.13%, 2/01/37	2,955	3,046,309
		6,537,317
Maine — 1.2%
Maine State Housing Authority, RB, Series C, AMT,
5.45%, 11/15/23	2,285	2,288,039

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Massachusetts — 2.6%
Massachusetts HFA, Refunding HRB, Series F, AMT,
5.70%, 6/01/40	$ 2,110	$ 2,117,069
Massachusetts Health & Educational Facilities Authority,
RB, Tufts University, 5.38%, 8/15/38	1,500	1,610,925
Massachusetts State College Building Authority, RB,
Series A, 5.50%, 5/01/39	1,000	1,044,140
		4,772,134
Michigan — 2.3%
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I, 6.00%, 10/15/38	1,250	1,338,200
Michigan State Hospital Finance Authority, Refunding RB,
Hospital, Henry Ford Health, 5.75%, 11/15/39	735	717,529
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,970	2,284,057
		4,339,786
Nevada — 5.0%
City of Las Vegas Nevada, GO, Limited Tax, Performing
Arts Center, 6.00%, 4/01/34	2,850	3,127,732
County of Clark, Nevada, RB, Series B,
5.75%, 7/01/42 (b)	6,055	6,220,544
		9,348,276
New Jersey — 2.8%
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Series A, AMT, 5.70%, 10/01/39	2,250	2,215,912
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series A, 5.88%, 12/15/38	2,670	2,899,460
		5,115,372
New York — 7.3%
Long Island Power Authority, Refunding RB, Series A,
5.50%, 4/01/24	1,600	1,745,424
New York City Transitional Finance Authority, RB, Fiscal
2009, Series S-3, 5.25%, 1/15/39	2,500	2,607,000
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	5,700	6,003,696
Triborough Bridge & Tunnel Authority, RB, General,
Series A-2, 5.38%, 11/15/38	3,030	3,238,767
		13,594,887
North Carolina — 1.7%
City of Charlotte North Carolina, Refunding RB, Series A,
5.50%, 7/01/34 (b)	350	370,482
North Carolina Eastern Municipal Power Agency,
Refunding RB, Series B, 5.00%, 1/01/26	885	910,639
North Carolina Medical Care Commission, RB, Duke
University Health System, Series A, 5.00%, 6/01/42	1,270	1,263,853
North Carolina Municipal Power Agency, No. 1 Catawba,
Refunding RB, Series A, 5.00%, 1/01/30	630	642,241
		3,187,215
Ohio — 0.7%
Ohio Air Quality Development Authority, RB, Ohio Valley
Electric Corp., 5.63%, 10/01/19	1,215	1,247,258
Pennsylvania — 3.7%
Pennsylvania Economic Development Financing Authority,
RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,153,346
Pennsylvania Turnpike Commission, RB, Sub-Series B,
5.25%, 6/01/39	5,650	5,699,381
		6,852,727

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 0.9%
Puerto Rico Housing Finance Authority, Refunding
RB, Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	$ 1,730	$ 1,731,713
Texas — 6.1%
City of Houston Texas, RB, Senior Lien, Series A,
5.50%, 7/01/39	1,170	1,242,797
Conroe ISD Texas, GO, School Building, Series A,
5.75%, 2/15/35	1,800	1,934,082
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare
System, B, 7.25%, 12/01/35	800	896,288
Lower Colorado River Authority, RB, 5.75%, 5/15/28	1,620	1,711,984
North Texas Tollway Authority, RB, System, First Tier,
Series K-1 (AGC), 5.75%, 1/01/38	1,750	1,866,812
Texas Private Activity Bond Surface Transportation Corp.,
RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	3,600	3,747,492
		11,399,455
Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services, Inc.,
5.00%, 8/15/41	2,370	2,366,208
Virginia — 1.9%
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/35	1,700	1,948,251
Virginia Small Business Financing Authority, Refunding
RB, Sentara Healthcare, 5.00%, 11/01/40	1,650	1,644,737
		3,592,988
Wyoming — 1.3%
County of Sweetwater Wyoming, Refunding RB, Idaho
Power Co. Project, 5.25%, 7/15/26	2,430	2,511,356
Total Municipal Bonds — 106.1%		198,021,304
Municipal Bonds Transferred to
Tender Option Bond Trusts (c)
California — 15.4%
Bay Area Toll Authority, Refunding RB, San Francisco
Bay Area, Series F-1, 5.63%, 4/01/44	2,680	2,842,778
California Educational Facilities Authority, RB, University
of Southern California, Series A, 5.25%, 10/01/18	4,200	4,433,100
Los Angeles Community College District California, GO,
2008 Election, Series A, 6.00%, 8/01/33	7,697	8,537,810
Los Angeles Unified School District California, GO,
Series I, 5.00%, 1/01/34	790	788,870
San Diego Public Facilities Financing Authority,
Refunding RB, Series B, 5.50%, 8/01/39	8,415	8,853,758
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,337,470
		28,793,786
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB,
Catholic Healthcare, Series A, 5.50%, 7/01/34	2,149	2,265,680
District of Columbia — 3.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,805	3,115,345
District of Columbia Water & Sewer Authority, RB,
Series A, 5.50%, 10/01/39	3,507	3,743,998
		6,859,343
Florida — 11.7%
City of Jacksonville, Florida, RB, Better Jacksonville
(NPFGC), 5.00%, 10/01/27	2,700	2,760,642
Hillsborough County Aviation Authority. Florida, RB,
Series A, AMT (AGC), 5.50%, 10/01/38	3,869	3,908,433

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (c)	(000)	Value
Florida (concluded)
JEA, RB, Issue Three Series Two River Power Pike,
5.00%, 10/01/37	$ 2,100	$ 2,105,166
Lee County Housing Finance Authority, RB, Multi-County
Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	2,250	2,433,668
Manatee County Housing Finance Authority, RB, Series A,
AMT (GNMA), 5.90%, 9/01/40	1,141	1,187,886
South Broward Hospital District. Florida, RB (NPFGC),
5.63%, 5/01/32 (a)	8,500	9,454,975
		21,850,770
Illinois — 4.2%
Illinois Finance Authority, RB, University of Chicago,
Series B, 6.25%, 7/01/38	5,300	5,983,647
Illinois State Toll Highway Authority, RB, Series B,
5.50%, 1/01/33	1,750	1,869,974
		7,853,621
Nevada — 6.3%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	5,542,900
Clark County Water Reclamation District
Series B, 5.50%, 7/01/29	5,668	6,185,995
		11,728,895
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority,
Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,159	2,318,695
New Jersey — 1.2%
New Jersey State Housing & Mortgage Finance Agency,
RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,291	2,349,130
New York — 1.5%
New York City Municipal Water Finance Authority, RB,
Series FF-2, 5.50%, 6/15/40	2,504	2,740,226
South Carolina — 1.9%
South Carolina State Public Service Authority, RB,
Santee Cooper, Series A, 5.50%, 1/01/38	3,240	3,485,689
Texas — 5.3%
City of San Antonio, Texas, Refunding RB, Series A,
5.25%, 2/01/31	3,989	4,319,226
Harris County Cultural Education Facilities Finance
Corporation, RB, Texas Childrens Hospital Project,
5.50%, 10/01/39	5,400	5,542,128
		9,861,354
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care,
Inova Health System, Series A, 5.50%, 5/15/35	1,749	1,819,634
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority,
Refunding RB, Froedtert & Community Health, Inc.,
5.25%, 4/01/39	3,289	3,288,980
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 56.4%		105,215,803
Total Long-Term Investments
(Cost — $294,106,115) — 162.5%		303,237,107

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.16% (d)(e)	1,223,002	$ 1,223,002
Total Short-Term Securities
(Cost — $1,223,002) — 0.7%		1,223,002
Total Investments (Cost — $295,329,117*) — 163.2%		304,460,109
Liabilities in Excess of Other Assets — (1.3)%		(2,335,732)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (30.0)%		(56,066,743)
Preferred Shares, at Redemption Value — (31.9)%		(59,478,235)
Net Assets Applicable to Common Shares — 100.0%		$186,579,399

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 240,547,021
Gross unrealized appreciation	$ 12,121,915
Gross unrealized depreciation	(4,231,201)
Net unrealized appreciation	$ 7,890,714

(a) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) When-issued security. Unsettled when-issued security transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
Citigroup NA	$6,220,544	$ (18,528)
Merrill Lynch & Co.	$ 370,482	$ 4,141

(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
FII Institutional Tax-Exempt Fund	$(177,049)	$6,758
(e) Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock MuniYield Investment Fund (MYF)
(Percentages shown are based on Net Assets)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 1,223,002
Level 2 — Long-Term Investments[1]	303,237,107
Level 3	—
Total	$ 304,460,109

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 127.8%
Corporate — 1.4%
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Series A, AMT, 5.70%, 10/01/39	$ 2,925	$ 2,880,686
County/City/Special District/School District — 19.6%
Burlington County Bridge Commission, RB, Governmental
Leasing Program, 5.25%, 8/15/20 (a)	1,000	1,112,150
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.64%, 7/01/33	1,575	1,419,280
5.63%, 7/01/34	1,925	1,727,668
County of Hudson New Jersey, COP, Refunding (NPFGC),
6.25%, 12/01/16	1,500	1,718,925
Essex County Improvement Authority, Refunding RB,
Project Consolidation (NPFGC), 5.50%, 10/01/29	5,085	5,708,218
Hudson County Improvement Authority, RB,
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	4,800	5,055,168
Hudson County Improvement Authority, Refunding
RB, Hudson County Lease Project (NPFGC),
5.38%, 10/01/24	4,500	4,535,460
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/22	1,455	1,602,508
Senior, Heldrich Center Hotel, Series A,
5.00%, 1/01/20	655	366,806
Monmouth County Improvement Authority, RB,
Governmental Loan (AMBAC):
5.00%, 12/01/15	1,215	1,255,945
5.00%, 12/01/15 (a)	1,020	1,101,947
5.00%, 12/01/16	1,280	1,315,187
5.00%, 12/01/16 (a)	1,065	1,150,562
Morristown Parking Authority, RB (NPFGC),
4.50%, 8/01/37	585	563,542
Newark Housing Authority, Refunding RB, Newark
Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,875	2,652,964
Salem County Improvement Authority, RB, Finlaw Street
Office Building (AGM):
5.38%, 8/15/28	500	542,690
5.25%, 8/15/38	500	522,130
South Jersey Port Corp., Refunding RB:
4.75%, 1/01/18	4,280	4,408,058
4.85%, 1/01/19	2,485	2,551,598
5.00%, 1/01/20	2,000	2,052,920
		41,363,726
Education — 15.9%
New Jersey Educational Facilities Authority, RB:
Georgian Court College Project, Series C,
6.50%, 7/01/33 (a)	2,000	2,362,480
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,156,997
Rider University, Series A (Radian), 5.50%, 7/01/23	1,255	1,272,608
Rider University, Series A (Radian), 5.25%, 7/01/34	1,450	1,334,058
Rider University, Series C (Radian), 5.00%, 7/01/37	1,750	1,583,260
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	6,115	6,279,677
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	952,540
Montclair State University, Series L (NPFGC),
5.00%, 7/01/34 (a)	5,305	6,123,561
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	750	703,170
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	810	731,981
Rider University (Radian), 5.00%, 7/01/17	1,000	1,015,450
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	1,946,304
University of Medicine & Dentistry, Series B,
7.13%, 12/01/23	1,300	1,473,888
University of Medicine & Dentistry, Series B,
7.50%, 12/01/32	1,625	1,831,863

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Assistance Authority,
Refunding RB, Series 1A:
5.00%, 12/01/25	$ 1,035	$ 1,048,579
5.00%, 12/01/26	490	492,994
New Jersey State Higher Education Assistance Authority,
RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	3,170	3,182,426
		33,491,836
Health — 19.6%
New Jersey EDA, RB:
CAB, St. Barnabas Health, Series A (NPFGC),
6.25%, 7/01/24 (c)	3,850	1,335,065
Masonic Charity Foundation of New Jersey,
5.25%, 6/01/24	1,425	1,439,421
Masonic Charity Foundation of New Jersey,
5.25%, 6/01/32	685	651,250
New Jersey EDA, Refunding RB, First Mortgage,
Winchester, Series A:
5.75%, 11/01/24	2,500	2,492,375
5.80%, 11/01/31	1,000	979,340
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A,
5.50%, 7/01/36	1,540	1,454,053
Health System, Catholic Health East, Series A,
5.38%, 11/15/33 (a)	1,100	1,233,573
Hospital Asset Transformation Program, Series A,
5.25%, 10/01/38	1,300	1,313,429
Hunterdon Medical Center, Series A,
5.13%, 7/01/35	1,950	1,837,719
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,000	993,950
Pascack Valley Hospital Association,
6.63%, 7/01/36 (d)(e)	1,845	18
Robert Wood University (AMBAC), 5.70%, 7/01/20	4,000	4,020,880
Somerset Medical Center, 5.50%, 7/01/33	1,875	1,394,850
Southern Ocean County Hospital (Radian),
5.13%, 7/01/31	2,000	1,738,340
Virtua Health (AGC), 5.50%, 7/01/38	2,500	2,608,175
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Atlantic City Medical Center, 6.25%, 7/01/17 (a)	500	559,970
Atlantic City Medical Center, 5.75%, 7/01/25 (a)	1,060	1,174,522
Atlantic City Medical System, 6.25%, 7/01/17	520	547,841
Atlantic City Medical System, 5.75%, 7/01/25	520	531,861
CAB, St. Barnabas Health, Series B,
5.90%, 7/01/30 (c)	2,000	393,620
CAB, St. Barnabas Health, Series B,
5.69%, 7/01/36 (c)	500	57,870
CAB, St. Barnabas Health, Series B,
5.18%, 7/01/37 (c)	13,250	1,413,378
Capital Health System Obligation Group, Series A,
5.75%, 7/01/23 (a)	1,650	1,871,809
Meridian Health System Obligation Group (AGM),
5.25%, 7/01/19	1,500	1,504,335
Meridian Health System Obligation Group (AGM),
5.38%, 7/01/24	2,250	2,255,445
Meridian Health System Obligation Group (AGM),
5.25%, 7/01/29	2,195	2,196,800
South Jersey Hospital, 5.00%, 7/01/36	385	367,610
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,539,796
St. Barnabas Health Care System, Series A,
5.00%, 7/01/29	4,155	3,328,363
		41,235,658

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Housing — 16.2%
New Jersey State Housing & Mortgage Finance
Agency, RB:
Capital Fund Program, Series A (AGM),
4.70%, 11/01/25	$ 6,950	$ 7,001,013
Home Buyer, Series CC, AMT (NPFGC),
5.80%, 10/01/20	4,515	4,694,110
S/F Housing, Series CC, 5.00%, 10/01/34	3,455	3,449,887
S/F Housing, Series U, AMT, 4.95%, 10/01/32	700	679,525
S/F Housing, Series X, AMT, 4.85%, 4/01/16	3,605	3,760,159
Series A, 4.75%, 11/01/29	2,305	2,261,389
Series A, AMT (FGIC), 4.90%, 11/01/35	1,365	1,277,736
Series AA, 6.50%, 10/01/38	2,025	2,203,747
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, S/F Housing, Series T, AMT,
4.65%, 10/01/32	4,945	4,673,025
Newark Housing Authority, RB, South Ward Police
Facility (AGC):
5.75%, 12/01/30	1,115	1,192,704
6.75%, 12/01/38	2,670	2,996,274
		34,189,569
State — 34.6%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (c)	6,860	3,725,940
CAB, Series B, 5.25%, 11/01/28 (c)	4,540	1,834,569
Election of 2005, Series A, 5.80%, 11/01/22	4,300	4,983,012
New Jersey EDA, RB:
Department of Human Services, Pooled,
5.00%, 7/01/12	220	237,208
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	14,000	14,203,280
School Facilities Construction, Series L (AGM),
5.00%, 3/01/30	5,800	5,986,238
School Facilities Construction, Series O,
5.25%, 3/01/23	2,400	2,574,024
School Facilities Construction, Series P,
5.00%, 9/01/15	3,000	3,370,560
School Facilities Construction, Series P,
5.25%, 9/01/16	3,010	3,386,190
School Facilities Construction, Series Z (AGC),
5.50%, 12/15/34	3,665	3,940,315
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	3,600	4,029,156
New Jersey EDA, Refunding RB, School Facilities
Construction, Series AA, 5.50%, 12/15/29	3,300	3,571,029
New Jersey State Transit Corp., COP, Subordinate,
Federal Transit Administration Grants, Series B,
5.75%, 9/15/14	3,620	3,925,781
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC),
5.05%, 12/15/35 (c)	4,140	835,742
Transportation System, Series A, 6.00%, 12/15/38	2,900	3,181,938
Transportation System, Series A (AGC),
5.63%, 12/15/28	1,250	1,392,563
New Jersey Transportation Trust Fund Authority,
Transportation System, Refunding RB:
Series A, 5.50%, 12/15/21	3,525	3,999,430
Series B (NPFGC), 5.50%, 12/15/21	5,865	6,731,964
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/28	1,100	1,136,124
		73,045,063
Tobacco — 1.2%
Tobacco Settlement Financing Corp., New Jersey,
Refunding RB, Series 1A, 4.50%, 6/01/23	2,720	2,535,802

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Transportation — 11.0%
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC),
6.27%, 1/01/35 (c)	$ 4,870	$ 3,824,752
Series E, 5.25%, 1/01/40	5,475	5,667,939
New Jersey Transportation Trust Fund Authority, RB,
Transportation System, Series A:
5.88%, 12/15/38	3,050	3,312,117
(AGC), 5.50%, 12/15/38	1,000	1,073,980
Port Authority of New York & New Jersey, RB,
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	5,810,900
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	3,300	3,486,021
		23,175,709
Utilities — 8.3%
Cumberland County Improvement Authority, RB, Series A,
5.00%, 1/01/30	1,210	1,187,506
New Jersey EDA, RB, AMT:
New Jersey American Water Co., Inc. Project, Series A
(FGIC), 6.88%, 11/01/34	6,670	6,672,935
Series A, American Water (AMBAC),
5.25%, 11/01/32	685	641,770
New Jersey EDA, Refunding RB, United Water of
New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,651,965
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC), 4.87%, 9/01/31 (c)	6,000	1,663,260
Union County Utilities Authority, Refunding RB, Senior
Lease, Ogden Martin, Series A, AMT (AMBAC):
5.38%, 6/01/17	1,585	1,588,186
5.38%, 6/01/18	1,175	1,176,292
		17,581,914
Total Municipal Bonds in New Jersey		269,499,963
Pennsylvania — 3.7%
Transportation — 3.7%
Delaware River Port Authority Pennsylvania
& New Jersey, RB (AGM), 6.00%, 1/01/19	7,860	7,890,261
Total Municipal Bonds in Pennsylvania		7,890,261
Puerto Rico — 6.4%
Education — 0.5%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, University Plaza Project, Series A (NPFGC),
5.00%, 7/01/33	1,215	1,126,438
Housing — 1.0%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	2,025	2,027,005
State — 2.9%
Puerto Rico Sales Tax Financing Corp., RB,
First Sub-Series A, 5.75%, 8/01/37	6,000	6,118,740
Transportation — 1.5%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	3,000	3,237,000
Utilities — 0.5%
Puerto Rico Electric Power Authority, RB, Series WW,
5.50%, 7/01/38	1,000	1,007,990
Total Municipal Bonds in Puerto Rico		13,517,173

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 1.7%
Corporate — 1.7%
United States Virgin Islands, Refunding RB,
Senior Secured, Hovensa Coker Project, AMT,
6.50%, 7/01/21	$ 3,500	$ 3,539,515
Total Municipal Bonds in U.S. Virgin Islands		3,539,515
Total Municipal Bonds – 139.6%		294,446,912
Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
New Jersey — 3.3%
State — 3.3%
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM), 5.75%, 11/01/28	5,460	6,870,045
New York — 1.8%
Transportation — 1.8%
Port Authority of New York & New Jersey, 152nd Series,
AMT, 5.25%, 11/01/35	3,764	3,808,655
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 5.1%		10,678,700
Total Long-Term Investments
(Cost — $299,607,692) — 144.7%		305,125,612
Short-Term Securities	Shares
CMA New Jersey Municipal Money Fund,
0.04% (g)(h)	11,913,783	11,913,783
Total Short-Term Securities
(Cost — $11,913,783) — 5.7%		11,913,783
Total Investments (Cost — $311,521,475*) — 150.4%		317,039,395
Other Assets Less Liabilities — 1.2%		2,623,657
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (3.1)%		(6,609,020)
Preferred Shares, at Redemption Value — (48.5)%		(102,207,702)
Net Assets Applicable to Common Shares — 100.0%		$210,846,330

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 304,943,725
Gross unrealized appreciation	$ 13,594,821
Gross unrealized depreciation	(8,102,852)
Net unrealized appreciation	$ 5,491,969

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	$8,732,267	$1,031

(h) Represents the current yield as of report date.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 11,913,783
Level 2 — Long-Term Investments[1]	305,125,612
Level 3	—
Total	$ 317,039,395
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Assets and Liabilities
BlackRock
	Muni New York	BlackRock	BlackRock		BlackRock
	Intermediate	MuniYield	MuniYield	BlackRock	MuniYield
	Duration	Arizona	California	MuniYield	New Jersey
	Fund, Inc.	Fund, Inc.	Fund, Inc.	Investment Fund	Fund, Inc.
January 31, 2010 (Unaudited)	(MNE)	(MZA)	(MYC)	(MYF)	(MYJ)
Assets
Investments at value — unaffiliated[1]	$ 86,922,973	$ 97,053,018	$ 475,264,329	$ 303,237,107	$ 305,125,612
Investments at value — affiliated[2]	641,113	2,403,565	10,038,152	1,223,002	11,913,783
Interest receivable	985,275	737,680	6,332,612	4,196,647	2,861,494
Investments sold receivable	190,000	1,422,318	6,877,872	4,551,894	904,537
Prepaid expenses	13,324	20,276	39,833	27,338	28,541
Other assets	170	—	—	—	—
Total assets	88,752,855	101,636,857	498,552,798	313,235,988	320,833,967
Liabilities
Income dividends payable — Common Shares	233,457	305,386	1,437,430	888,051	1,001,329
Investment advisory fees payable	37,388	42,571	204,488	128,263	132,731
Interest expense and fees payable	1,191	318	59,102	44,369	5,318
Other affiliates payable	568	652	3,160	1,936	2,032
Officer’s and Directors’ fees payable	186	91	461	280	315
Investments purchased payable	—	390,816	13,514,350	10,039,419	—
Other accrued expenses payable	—	18,997	63,267	53,662	34,509
Total accrued liabilities	272,790	758,831	15,282,258	11,155,980	1,176,234
Other Liabilities
Trust certificates[3]	375,000	1,500,000	74,379,365	56,022,374	6,603,701
Total Liabilities	647,790	2,258,831	89,661,623	67,178,354	7,779,935
Preferred Shares at Redemption Value
$25,000 per share liquidation preference, plus unpaid dividends[4,5]	29,632,983	38,803,971	105,961,278	59,478,235	102,207,702
Net Assets Applicable to Common Shareholders	$ 58,472,082	$ 60,574,055	$ 302,929,897	$ 186,579,399	$ 210,846,330
Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7]	$ 59,630,112	$ 60,532,046	$ 301,598,405	$ 188,893,413	$ 204,494,347
Undistributed net investment income	714,683	798,482	4,185,738	2,891,622	3,497,602
Accumulated net realized loss	(2,814,261)	(1,177,147)	(6,614,355)	(14,336,628)	(2,663,539)
Net unrealized appreciation/depreciation	941,548	420,674	3,760,109	9,130,992	5,517,920
Net Assets Applicable to Common Shareholders	$ 58,472,082	$ 60,574,055	$ 302,929,897	$ 186,579,399	$ 210,846,330
Net asset value per Common Share	$ 13.90	$ 13.29	$ 14.23	$ 13.76	$ 14.84
[1] Investments at cost — unaffiliated	$ 85,981,425	$ 96,632,344	$ 471,504,220	$ 294,106,115	$ 299,607,692
[2] Investments at cost — affiliated	$ 641,113	$ 2,403,565	$ 10,038,152	$ 1,223,002	$ 11,913,783
[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Par value $0.05 per share	—	—	—	2,379	3,349
Par value $0.10 per share	1,185	1,552	4,238	—	739
[5] Preferred Shares authorized	1,240	1,612	7,000	1 million	4,760
[6] Common Shares outstanding, $0.10 par value	4,206,439	4,558,007	21,295,255	13,558,024	14,203,242
[7] Common Shares authorized	200 million	200 million	200 million	unlimited	200 million

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Operations
BlackRock
	Muni New York	BlackRock	BlackRock		BlackRock
	Intermediate	MuniYield	MuniYield	BlackRock	MuniYield
	Duration	Arizona	California	MuniYield	New Jersey
	Fund, Inc.	Fund, Inc.	Fund, Inc.	Investment Fund	Fund, Inc.
Six Months Ended January 31, 2010 (Unaudited)	(MNE)	(MZA)	(MYC)	(MYF)	(MYJ)
Investment Income
Interest	$ 2,164,239	$ 2,519,521	$ 11,646,728	$ 7,562,990	$ 7,812,891
Income — affiliated	119	—	1,349	6,758	1,031
Total income	2,164,358	2,519,521	11,648,077	7,569,748	7,813,922
Expenses
Investment advisory	241,443	249,906	1,207,911	746,157	795,302
Commissions for Preferred Shares	22,481	26,877	78,710	45,470	74,805
Professional	21,925	20,796	33,984	28,892	24,453
Transfer agent	10,726	17,724	22,489	22,556	24,714
Accounting services	9,397	13,507	75,544	45,969	33,990
Printing	5,413	8,080	28,141	15,163	18,801
Registration	4,581	892	4,549	4,647	4,502
Custodian	4,174	3,829	11,598	8,274	8,631
Officer and Directors	3,412	3,626	18,305	11,399	12,137
Miscellaneous	24,282	24,454	39,867	31,814	40,913
Total expenses excluding interest expense and fees	347,834	369,691	1,521,098	960,341	1,038,248
Interest expense and fees[1]	2,369	5,990	250,552	211,284	24,119
Total expenses	350,203	375,681	1,771,650	1,171,625	1,062,367
Less fees waived by advisor	(22,798)	(2,619)	(11,467)	(3,608)	(9,010)
Total expenses after fees waived	327,405	373,062	1,760,183	1,168,017	1,053,357
Net investment income	1,836,953	2,146,459	9,887,894	6,401,731	6,760,565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	255,112	(158,070)	(2,290,857)	2,467,693	(148,161)
Financial futures contracts	3,982	3,983	8,960	12,943	9,956
	259,094	(154,087)	(2,281,897)	2,480,636	(138,205)
Net change in unrealized appreciation/depreciation on investments	3,355,759	4,012,793	17,574,566	7,485,065	9,811,725
Total realized and unrealized gain	3,614,853	3,858,706	15,292,669	9,965,701	9,673,520
Dividends to Preferred Shareholders From
Net investment income	(220,581)	(134,826)	(351,252)	(171,218)	(319,612)
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations	$ 5,231,225	$ 5,870,339	$ 24,829,311	$ 16,196,214	$ 16,114,473
[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Changes in Net Assets	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
	Six Months
	Ended
	January 31,	Year Ended
	2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 1,836,953	$ 3,678,440
Net realized gain (loss)	259,094	(2,160,349)
Net change in unrealized appreciation/depreciation	3,355,759	(174,373)
Dividends to Preferred Shareholders from net investment income	(220,581)	(835,785)
Net increase in net assets applicable to Common Shareholders resulting from operations	5,231,225	507,933
Dividends to Common Shareholders From
Net investment income	(1,400,744)	(2,696,327)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	3,830,481	(2,188,394)
Beginning of period	54,641,601	56,829,995
End of period	$ 58,472,082	$ 54,641,601
Undistributed net investment income	$ 714,683	$ 499,055
	BlackRock MuniYield Arizona Fund, Inc. (MZA)
	Six Months
	Ended
	January 31,	Year Ended
	2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 2,146,459	$ 4,330,049
Net realized loss	(154,087)	(502,704)
Net change in unrealized appreciation/depreciation	4,012,793	(1,630,717)
Dividends to Preferred Shareholders from net investment income	(134,826)	(856,443)
Net increase in net assets applicable to Common Shareholders resulting from operations	5,870,339	1,340,185
Dividends to Common Shareholders From
Net investment income	(1,831,371)	(3,202,649)
Capital Share Transactions
Reinvestment of common dividends	86,106	93,565
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	4,125,074	(1,768,899)
Beginning of period	56,448,981	58,217,880
End of period	$ 60,574,055	$ 56,448,981
Undistributed net investment income	$ 798,482	$ 618,220

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Changes in Net Assets	BlackRock MuniYield California Fund, Inc. (MYC)
	Six Months
	Ended
	January 31,	Year Ended
	2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 9,887,894	$ 19,437,721
Net realized loss	(2,281,897)	(3,732,748)
Net change in unrealized appreciation/depreciation	17,574,566	(3,452,968)
Dividends to Preferred Shareholders from net investment income	(351,252)	(2,734,089)
Net increase in net assets applicable to Common Shareholders resulting from operations	24,829,311	9,517,916
Dividends to Common Shareholders From
Net investment income	(8,704,904)	(14,714,808)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	16,124,407	(5,196,892)
Beginning of period	286,805,490	292,002,382
End of period	$302,929,897	$ 286,805,490
Undistributed net investment income	$ 4,185,738	$ 3,354,000
	BlackRock MuniYield Investment Fund (MYF)
	Six Months
	Ended
	January 31,	Year Ended
	2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 6,401,731	$ 12,962,890
Net realized gain (loss)	2,480,636	(12,407,592)
Net change in unrealized appreciation/depreciation	7,485,065	2,135,373
Dividends to Preferred Shareholders from net investment income	(171,218)	(1,840,008)
Net increase in net assets applicable to Common Shareholders resulting from operations	16,196,214	850,663
Dividends to Common Shareholders From
Net investment income	(5,226,618)	(9,555,926)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	10,969,596	(8,705,263)
Beginning of period	175,609,803	184,315,066
End of period	$186,579,399	$ 175,609,803
Undistributed net investment income	$ 2,891,622	$ 1,887,727

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Changes in Net Assets	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
	Six Months
	Ended
	January 31,	Year Ended
	2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 6,760,565	$ 13,853,962
Net realized loss	(138,205)	(1,310,444)
Net change in unrealized appreciation/depreciation	9,811,725	(3,427,395)
Dividends to Preferred Shareholders from net investment income	(319,612)	(2,158,107)
Net increase in net assets applicable to Common Shareholders resulting from operations	16,114,473	6,958,016
Dividends to Common Shareholders From
Net investment income	(6,007,971)	(10,240,537)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	10,106,502	(3,282,521)
Beginning of period	200,739,828	204,022,349
End of period	$210,846,330	$ 200,739,828
Undistributed net investment income	$ 3,497,602	$ 3,064,620

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Cash Flows
	BlackRock
	MuniYield	BlackRock
	California	MuniYield
	Fund Inc.	Investment Fund
Six Months Ended January 31, 2010 (Unaudited)	(MYC)	(MYF)
Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations, excluding dividends to Preferred Shareholders	$ 25,180,563	$ 16,026,996
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
(Increase) decrease in interest receivable	378,666	(225,330)
Increase (decrease) in investment advisory fees payable	(2,074)	703
Decrease in interest expense and fees payable	(170,976)	(30,436)
Decrease in Officer’s and Directors’ fees payable	—	(109)
Increase in other affiliates payable	395	154
Decrease in other accrued expenses payable	(6,810)	(4,641)
Net realized and unrealized gain on investments	(15,126,478)	(10,089,091)
Amortization of premium and discount on investments	261,003	218,830
Proceeds from sales of long-term investments	139,911,919	77,921,648
Purchases of long-term investments	(139,016,014)	(86,125,766)
Net (purchases) sales of short-term securities	(2,430,456)	2,177,048
Net cash provided by (used for) operating activities	8,979,738	(129,994)
Cash Used for Financing Activities
Cash receipts from trust certificates	1,643	10,814,794
Cash payments for trust certificates	(4,998)	(5,590,000)
Cash dividends paid to Common Shareholders	(8,704,904)	(5,124,932)
Cash dividends paid to Preferred Shareholders	(358,000)	(172,725)
Cash used for financing activities	(9,066,259)	(72,863)
Cash
Net decrease in cash	(86,521)	(202,857)
Cash at beginning of period	86,521	202,857
Cash at end of period	—	—
Cash Flow Information
Cash paid during the period for interest	$ 421,528	$ 241,720

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights			BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
	Six Months		Period
	Ended		June 1,
	January 31,	Year Ended	2008
	2010	July 31,	to July 31,		Year Ended May 31,
	(Unaudited)	2009	2008	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 12.99	$ 13.51	$ 14.05	$ 14.91	$ 14.66	$ 15.05	$ 14.45
Net investment income[1]	0.44	0.87	0.14	0.91	0.90	0.87	0.85
Net realized and unrealized gain (loss)	0.85	(0.55)	(0.53)	(0.86)	0.24	(0.37)	0.58
Dividends to Preferred Shareholders
from net investment income	(0.05)	(0.20)	(0.04)	(0.27)	(0.25)	(0.20)	(0.11)
Net increase (decrease) from investment operations	1.24	0.12	(0.43)	(0.22)	0.89	0.30	1.32
Dividends to Common Shareholders
from net investment income	(0.33)	(0.64)	(0.11)	(0.64)	(0.64)	(0.69)	(0.72)
Net asset value, end of period	$ 13.90	$ 12.99	$ 13.51	$ 14.05	$ 14.91	$ 14.66	$ 15.05
Market price, end of period	$ 12.43	$ 11.60	$ 12.12	$ 12.81	$ 13.93	$ 13.03	$ 13.44
Total Investment Return[2]
Based on net asset value	9.91%[3]	2.26%	(3.01)%[3]	(1.10)%	6.57%	2.52%	9.99%
Based on market price	10.07%[3]	1.79%	(4.56)%[3]	(3.48)%	12.02%	2.03%	10.97%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.22%[5]	1.33%	1.39%[6]	1.28%	1.31%	1.33%	1.38%
Total expenses after fees waived and paid indirectly[4]	1.14%[5]	1.15%	1.15%[6]	1.04%	1.08%	1.10%	1.15%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[4,7]	1.13%[5]	1.11%	1.11%[6]	1.04%	1.08%	1.10%	1.15%
Net investment income[4]	6.37%[5]	7.01%	6.36%[6]	6.31%	6.01%	5.89%	5.75%
Dividends to Preferred Shareholders	0.76%[5]	1.59%	1.84%[6]	1.89%	1.66%	1.32%	0.77%
Net investment income to Common Shareholders	5.61%[5]	5.42%	4.52%[6]	4.42%	4.35%	4.57%	4.98%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 58,472	$ 54,642	$ 56,830	$ 59,101	$ 62,701	$ 61,672	$ 63,290
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 29,625	$ 29,625	$ 29,625	$ 31,000	$ 31,000	$ 31,000	$ 31,000
Portfolio turnover	8%	32%	2%	21%	29%	49%	17%
Asset coverage, end of period per $1,000	$ 2,974[8]	$ 2,844[8]	$ 2,918[8]	$ 2,906[8]	$ 3,023[8]	$ 2,989	$ 3,042

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Annualized. Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratio of the total expenses, total expenses after fees waived and paid indirectly, total expenses after fees waived and fees paid indirectly and excluding interest expense and fees, net investment income and net investment income to
Common Shareholders would have been 1.79%, 1.55%, 1.50%, 5.96% and 4.12%, respectively.
7 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
8 Asset coverage per Preferred Share at $25,000 liquidation preference for the periods ended January 2010, July 2009, July 2008, May 2008 and May 2007 are $74,350,
$71,119, $72,970, $72,676 and $75,573, respectively.

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights				BlackRock MuniYield Arizona Fund, Inc. (MZA)
	Six Months		Period
	Ended		November 1,
	January 31,	Year Ended	2007
	2010	July 31,	to July 31,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 12.40	$ 12.81	$ 13.96	$ 14.53	$ 14.39	$ 15.04	$ 14.64
Net investment income[1]	0.47	0.95	0.72	0.95	0.98	0.97	0.98
Net realized and unrealized gain (loss)	0.85	(0.47)	(1.00)	(0.46)	0.36	(0.49)	0.40
Dividends and distributions to Preferred Shareholders from:
Net investment income	(0.03)	(0.19)	(0.19)	(0.29)	(0.26)	(0.14)	(0.06)
Net realized gain	—	—	(0.05)	(0.02)	(0.02)	(0.00)[2]	—
Net increase (decrease) from investment operations	1.29	0.29	(0.52)	0.18	1.06	0.34	1.32
Dividends and distributions to Common Shareholders from:
Net investment income	(0.40)	(0.70)	(0.51)	(0.69)	(0.80)	(0.92)	(0.92)
Net realized gain	—	—	(0.12)	(0.06)	(0.12)	(0.02)	—
Total dividends and distributions to Common Shareholders	(0.40)	(0.70)	(0.63)	(0.75)	(0.92)	(0.94)	(0.92)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	0.00[3]	(0.05)	—
Net asset value, end of period	$ 13.29	$ 12.40	$ 12.81	$ 13.96	$ 14.53	$ 14.39	$ 15.04
Market price, end of period	$ 12.78	$ 12.85	$ 13.94	$ 13.66	$ 14.79	$ 16.03	$ 15.10
Total Investment Return[4]
Based on net asset value	10.51%[5]	3.27%	(3.79)%[5]	1.29%	7.47%	1.91%	9.40%
Based on market price	2.55%[5]	(1.66)%	6.99%[5]	(2.63)%	(1.80)%	13.07%	13.80%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[6]	1.26%[7]	1.46%	1.61%[7]	1.76%	1.71%	1.52%	1.40%
Total expenses after fees waived and paid indirectly[6]	1.25%[7]	1.42%	1.59%[7]	1.75%	1.70%	1.51%	1.39%
Total expenses after fees waived and paid indirectly and
excluding interest expense and fees[6,8]	1.23%[7]	1.36%	1.40%[7]	1.37%	1.33%	1.20%	1.19%
Net investment income[6]	7.18%[7]	8.16%	7.19%[7]	6.65%	6.90%	6.54%	6.65%
Dividends to Preferred Shareholders	0.45%[7]	1.61%	1.94%[7]	2.04%	1.83%	0.91%	0.42%
Net investment income to Common Shareholders	6.73%[7]	6.55%	5.25%[7]	4.61%	5.07%	5.63%	6.23%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 60,574	$ 56,449	$ 58,218	$ 63,228	$ 65,611	$ 64,630	$ 67,217
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 38,800	$ 38,800	$ 40,300	$ 40,300	$ 40,300	$ 40,300	$ 30,300
Portfolio turnover	6%	39%	13%	31%	31%	28%	21%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 64,032	$ 61,375	$ 61,122[9]	$ 64,232[9]	$ 65,708[9]	$ 65,098[9]	$ 80,464[9]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.
8 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
9 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights				BlackRock MuniYield California Fund, Inc. (MYC)
	Six Months		Period
	Ended		November 1,
	January 31,	Year Ended	2007
	2010	July 31,	to July 31,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.47	$ 13.71	$ 14.60	$ 15.11	$ 14.73	$ 15.27	$ 15.17
Net investment income[1]	0.46	0.91	0.69	0.93	0.96	0.93	1.02
Net realized and unrealized gain (loss)	0.73	(0.33)	(0.88)	(0.49)	0.37	(0.46)	0.12
Dividends to Preferred Shareholders
from net investment income	(0.02)	(0.13)	(0.20)	(0.29)	(0.25)	(0.13)	(0.07)
Net increase (decrease) from investment operations	1.17	0.45	(0.39)	0.15	1.08	0.34	1.07
Dividends to Common Shareholders
from net investment income	(0.41)	(0.69)	(0.50)	(0.66)	(0.70)	(0.86)	(0.97)
Capital charges with respect to issuance
of Preferred Shares	—	—	—	—	0.00[2]	(0.02)	—
Net asset value, end of period	$ 14.23	$ 13.47	$ 13.71	$ 14.60	$ 15.11	$ 14.73	$ 15.27
Market price, end of period	$ 12.75	$ 12.44	$ 13.07	$ 13.25	$ 14.00	$ 13.37	$ 14.43
Total Investment Return[3]
Based on net asset value	8.98%[4]	4.64%	(2.55)%[4]	1.36%	8.03%	2.59%	7.74%
Based on market price	5.73%[4]	1.37%	2.37%[4]	(0.72)%	10.28%	(1.46)%	9.16%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.17%[6]	1.49%	1.49%[6]	1.77%	1.52%	1.13%	1.12%
Total expenses after fees waived[5]	1.16%[6]	1.47%	1.45%[6]	1.75%	1.51%	1.13%	1.12%
Total expenses after fees waived and
excluding interest expense and fees[5,7]	1.00%[6]	1.08%	1.06%[6]	1.06%	1.06%	0.98%	0.96%
Net investment income[5]	6.52%[6]	7.07%	6.24%[6]	6.29%	6.51%	6.16%	6.79%
Dividends to Preferred Shareholders	0.23%[6]	0.99%	1.83%[6]	1.93%	1.70%	0.84%	0.44%
Net investment income to Common Shareholders	6.29%[6]	6.08%	4.41%[6]	4.36%	4.81%	5.32%	6.35%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 302,930	$ 286,805	$ 292,002	$ 310,934	$ 321,701	$ 313,708	$ 325,204
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 105,950	$ 105,950	$ 126,500	$ 175,000	$ 175,000	$ 175,000	$ 140,000
Portfolio turnover	30%	38%	30%	41%	39%	53%	29%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 96,482	$ 92,679	$ 82,724[8]	$ 69,452[8]	$ 70,985[8]	$ 69,818[8]	$ 83,072[8]

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
8 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights				BlackRock MuniYield Investment Fund (MYF)
	Six Months		Period
	Ended		November 1,
	January 31,	Year Ended	2007
	2010	July 31,	to July 31,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 12.95	$ 13.59	$ 14.53	$ 15.11	$ 14.91	$ 15.27	$ 14.97
Net investment income[1]	0.47	0.96	0.73	0.99	0.99	0.98	1.00
Net realized and unrealized gain (loss)	0.74	(0.77)	(0.94)	(0.57)	0.28	(0.26)	0.29
Dividends to Preferred Shareholders
from net investment income	(0.01)	(0.13)	(0.21)	(0.30)	(0.26)	(0.14)	(0.07)
Net increase (decrease) from investment operations	1.20	0.06	(0.42)	0.12	1.01	0.58	1.22
Dividends to Common Shareholders
from net investment income	(0.39)	(0.70)	(0.52)	(0.70)	(0.81)	(0.92)	(0.92)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	(0.00)[2]	(0.02)	—
Net asset value, end of period	$ 13.76	$ 12.95	$ 13.59	$ 14.53	$ 15.11	$ 14.91	$ 15.27
Market price, end of period	$ 12.88	$ 11.72	$ 11.91	$ 12.86	$ 14.35	$ 14.93	$ 14.28
Total Investment Return[3]
Based on net asset value	9.52%[4]	1.93%	(2.52)%[4]	1.21%	7.24%	3.98%	8.99%
Based on market price	13.27%[4]	5.26%	(3.48)%[4]	(5.68)%	1.71%	11.34%	10.57%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.27%[6]	1.35%	1.42%[6]	1.47%	1.44%	1.25%	1.19%
Total expenses after fees waived[5]	1.26%[6]	1.34%	1.40%[6]	1.46%	1.42%	1.25%	1.18%
Total expenses after fees waived and
excluding interest expense and fees[5,7]	1.04%[6]	1.12%	1.10%[6]	1.10%	1.09%	1.05%	1.03%
Net investment income[5]	6.93%[6]	7.66%	6.77%[6]	6.72%	6.63%	6.46%	6.67%
Dividends to Preferred Shareholders	0.19%[6]	1.09%	1.92%[6]	2.01%	1.75%	0.95%	0.48%
Net investment income to Common Shareholders	6.74%[6]	6.57%	4.85%[6]	4.71%	4.88%	5.51%	6.19%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 186,579	$ 175,610	$ 184,315	$ 197,014	$ 204,865	$ 202,042	$ 206,895
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 59,475	$ 59,475	$ 90,825	$ 110,000	$ 110,000	$ 110,000	$ 95,000
Portfolio turnover	28%	63%	22%	25%	46%	42%	33%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 103,429	$ 98,819	$ 75,742[8]	$ 69,790[8]	$ 71,574[8]	$ 70,920[8]	$ 79,446[8]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
8 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights				BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
	Six Months		Period
	Ended		December 1,
	January 31,	Year Ended	2007
	2010	July 31,	to July 31,		Year Ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 14.13	$ 14.36	$ 15.18	$ 15.90	$ 15.37	$ 15.25	$ 15.39
Net investment income[1]	0.48	0.98	0.62	1.01	1.00	1.01	1.06
Net realized and unrealized gain (loss)	0.67	(0.34)	(0.79)	(0.74)	0.54	0.18	(0.14)
Dividends to Preferred Shareholders
from net investment income	(0.02)	(0.15)	(0.18)	(0.29)	(0.25)	(0.16)	(0.08)
Net increase (decrease) from investment operations	1.13	0.49	(0.35)	(0.02)	1.29	1.03	0.84
Dividends to Common Shareholders
from net investment income	(0.42)	(0.72)	(0.47)	(0.70)	(0.76)	(0.91)	(0.96)
Capital charges with respect to issuance of Preferred Shares	—	—	—	—	—	(0.00)[2]	(0.02)
Net asset value, end of period	$ 14.84	$ 14.13	$ 14.36	$ 15.18	$ 15.90	$ 15.37	$ 15.25
Market price, end of period	$ 14.07	$ 13.49	$ 13.52	$ 13.66	$ 15.47	$ 14.38	$ 14.73
Total Investment Return[3]
Based on net asset value	8.19%[4]	4.50%	(2.17)%[4]	0.11%	8.83%	7.08%	5.84%
Based on market price	7.44%[4]	5.96%	2.35%[4]	(7.41)%	13.17%	3.72%	9.72%
Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.01%[6]	1.15%	1.22%[6]	1.28%	1.44%	1.39%	1.25%
Total expenses after fees waived[5]	1.01%[6]	1.14%	1.20%[6]	1.27%	1.44%	1.39%	1.24%
Total expenses after fees waived and
excluding interest expense and fees[5,7]	0.98%[6]	1.05%	1.13%[6]	1.10%	1.09%	1.09%	1.02%
Net investment income[5]	6.45%[6]	7.21%	6.27%[6]	6.56%	6.50%	6.47%	6.94%
Dividends to Preferred Shareholders	0.30%[6]	1.12%	1.85%[6]	1.85%	1.65%	1.05%	0.50%
Net investment income to Common Shareholders	6.15%[6]	6.09%	4.42%[6]	4.71%	4.85%	5.42%	6.44%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 210,846	$ 200,740	$ 204,022	$ 215,585	$ 225,855	$ 218,250	$ 216,618
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 102,200	$ 102,200	$ 104,725	$ 119,000	$ 119,000	$ 119,000	$ 119,000
Portfolio turnover	5%	21%	11%	18%	9%	32%	14%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 76,579	$ 74,107	$ 73,709[8]	$ 70,305[8]	$ 72,452[8]	$ 70,858[8]	$ 70,514[8]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
8 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Muni New York Intermediate Duration Fund, Inc. (“MNE”),
BlackRock MuniYield Arizona Fund, Inc. (“MZA”), BlackRock MuniYield
California Fund, Inc. (“MYC”), BlackRock MuniYield Investment Fund
(“MYF”) and BlackRock MuniYield New Jersey Fund, Inc. (“MYJ”) (collec-
tively, the “Funds” or individually as the “Fund”) are registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as non-
diversified, closed-end management investment companies. MNE, MZA,
MYC and MYJ are organized as Maryland corporations. MYF is organized as a Massachusetts business trust. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The
Boards of Directors and the Boards of Trustees of the Funds are referred to throughout this report as the “Board of Directors” or the “Board”. The Funds determine, and make available for publication the net asset value of their
Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at market value. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the super-
vision of each Fund’s Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-
term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value.
When determining the price for such investments, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems rel-
evant.

Forward Commitments and When-Issued Delayed Delivery Securities:
Each Fund may purchase securities on a when-issued basis and may pur-
chase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.

Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of
Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of tender option bond trusts (“TOBs”).
A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has con-
tributed bonds. A TOB typically issues two classes of beneficial interests:
short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a propor-
tional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Funds. The TOB may also be termi-
nated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, there-
fore the municipal bonds deposited into a TOB are presented in the Funds’
Schedules of Investments and the proceeds from the issuance of the short-
term floating rate certificates are shown as trust certificates in the
Statements of Assets and Liabilities.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certifi-
cates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At January 31, 2010, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certifi-
cates and the range of interest rates on the liability for trust certificates were as follows:

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (continued)

Underlying
Municipal
	Bonds	Liability for	Range of
	Transferred	Trust	Interest
	to TOBs	Certificates	Rates
MNE	$ 823,672	$ 375,000	0.23%
MZA	$ 3,100,080	$ 1,500,000	0.25%
MYC	$135,813,746	$74,379,365	0.19% – 0.34%
MYF	$105,215,803	$56,022,374	0.21% – 0.69%
MYJ	$ 10,678,700	$ 6,603,701	0.32%

For the six months ended January 31, 2010, the Funds’ average trust cer-
tificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust	Daily Weighted
	Certificates	Average
	Outstanding	Interest Rate
MNE	$ 624,643	0.38%
MZA	$ 1,500,000	0.40%
MYC	$74,376,250	0.68%
MYF	$54,502,606	0.78%
MYJ	$ 6,603,701	0.73%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ investment income and distributions to
Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset value per share.

Zero-Coupon Bonds: Each Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that the Funds either deliver collateral or segregate assets in con-
nection with certain investments (e.g., financial futures contracts), each
Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segre-
gated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income is recognized on the accrual basis. Each Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Share-
holders are accrued and determined as described in Note 6.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for each of the four periods ended as follows:

	Year Ended	Period	Year Ended	Year Ended
MNE	July 31, 2009	June 1, 2008 to	May 31, 2008	May 31, 2007
		July 31, 2008
MZA	July 31, 2009	November 1,	October 31,	October 31,
		2008 to	2007	2006
		July 31, 2008
MYC	July 31, 2009	November 1,	October 31,	October 31,
		2008 to	2007	2006
		July 31, 2008
MYF	July 31, 2009	November 1,	October 31,	October 31,
		2008 to	2007	2006
		July 31, 2008
MYJ	July 31, 2009	December 1,	November 30,	November 30,
		2008 to	2007	2006
		July 31, 2008

The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, rep-
resentational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclo-
sure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclo-
sures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclos-
ure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disag-
gregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial

38 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (continued)

statements for fiscal years and interim periods beginning after December
15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guid-
ance on the Funds’ financial statements and disclosures is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent
Directors had invested the deferred amounts directly in other certain
BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and
distributions from the BlackRock Closed-End Funds investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.
Each Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applica-
ble are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, exposure to certain risks such as interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.
Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against default provided by the exchanges on which they trade.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain expo-
sure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the
Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Catagorized by Risk Exposure:

The Effect of Derivative Instruments on the Statements of Operations
Six Months Ended January 31, 2010*

		Net Realized Gain from
	MNE	MZA	MYC	MYF	MYJ
Interest rate contracts:
Financial futures
contracts	$ 3,982	$ 3,983 $	8,960	$ 12,943	$ 9,956

* As of January 31, 2010, there were no financial futures contracts outstanding.
During the six months ended January 31, 2010, the Funds had limited activity in these transactions.

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and
Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee of the Fund’s average daily net assets at the following annual rates:

MNE	0.55%
MZA	0.50%
MYC	0.50%
MYF	0.50%
MYJ	0.50%

The Manager has contractually agreed to waive a portion of its fee during the first seven years of MNE’s operations ending July 2010 as follows:

Fee Waiver (As a Percentage of Average Daily Net Assets)
Year 7 through July 31, 2010	0.05%

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (continued)

The Manager has not agreed to waive any portion of its fee beyond
July 31, 2010.

Such waivers are included in fees waived by advisor on the Statements of Operations:

Fees Waived
by Manager
MNE	$21,949

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indi-
rectly through its investment in affiliated money market funds, however the
Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment comp-
anies. These amounts are included in fees waived by advisor in the
Statements of Operations. For the six months ended January 31, 2010 the amounts waived were as follows:

Amount
MNE	$ 849
MZA	$ 2,619
MYC	$11,467
MYF	$ 3,608
MYJ	$ 9,010

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Manager.

For the six months ended January 31, 2010, the Funds reimbursed the
Manager for certain accounting services, which are included in accounting services in the Statements of Operations.

Reimbursement
MNE	$ 862
MZA	$ 973
MYC	$4,921
MYF	$3,047
MYJ	$3,005

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2010 were as follows:

	Purchases	Sales
MNE	$ 6,783,692	$ 7,192,170
MZA	$ 7,308,181	$ 5,999,430
MYC	$152,206,427	$141,851,887
MYF	$ 93,320,573	$ 81,329,267
MYJ	$ 13,965,391	$ 21,908,159

5. Concentration, Market and Credit Risk:

MNE, MZA, MYC and MYJ invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the
Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open trans-
actions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

6. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares (MYF is authorized to issue an unlimited amount of shares par value $0.10 per share) including
Preferred Shares, all of which were initially classified as Common Shares.
Each Fund’s Board is authorized, however, to reclassify any unissued shares of Common Shares without approval of Common Shareholders.

Common Shares

Shares issued and outstanding for MZA for the six months ended January
31, 2010 and the year ended July 31, 2009 increased by 6,655 and
7,393, respectively, as a result of dividend reinvestment.

Shares issued and outstanding remained constant for MNE, MYC, MYF and
MYJ during the six months ended January 31, 2010 and the year ended
July 31, 2009.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition

40 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (continued)

of the assets and liabilities of a Fund, as set forth in each Fund’s Articles
Supplementary/Statement of Preferences/Certificate of Designation (the
“Governing Instrument”) are not satisfied.

From time to time in the future, each Fund that has issued Preferred
Shares may effect repurchases of such shares at prices below their liquid-
ation preference as agreed upon by the Fund and seller. Each Fund also may redeem such shares from time to time as provided in the applicable
Governing Instrument. Each Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

The holders of Preferred Shares have voting rights equal to the holders of
Common Shares (one vote per share) and will vote together with the hold-
ers of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Funds had the following series of Preferred Shares outstanding, effective yields and reset frequency at January 31, 2010:

				Reset
		Preferred	Effective Frequency
	Series	Shares	Yield	Days
MNE	F7	1,185	1.41%[1]	7
MZA	A	499	0.34%[2]	7
	B	668	0.34%[2]	7
	C	385	1.41%[2]	7
MYC	A	1,453	0.32%[2]	28
	B	1,453	0.34%[2]	7
	C	484	0.26%[2]	28
	D	848	1.41%[1]	7
MYF	A	1,189	0.34%[2]	7
	B	865	0.32%[2]	7
	C	325	1.42%[1]	7
MYJ	A	2,061	0.34%[2]	7
	B	1,288	0.35%[2]	7
	C	739	1.41%[1]	7

1 The maximum applicable rate on this series of Preferred Shares is the higher of
110% plus or times (i) the Telerate/BAA LIBOR or (ii) 90% of Kenny S&P 30-day
High Grade Index rate divided by 1.00 minus the marginal tax rate.
2 The maximum applicable rate on this series of Preferred Shares is the higher of
110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day
High Grade Index rate divided by 1.00 minus the marginal tax rate.

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days based on the results of an auc-
tion. If the Preferred Shares fail to clear the auction on an auction date, the affected Fund is required to pay the maximum applicable rate on the
Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is footnoted as applicable on the above chart. The low, high and average dividend rates on the Preferred
Shares for each Fund for the six months ended January 31, 2010 were as follows:

	Series	Low	High	Average
MNE	F7	1.32%	1.63%	1.49%
MZA	A	0.26%	0.55%	0.43%
	B	0.24%	0.43%	0.58%
	C	1.32%	1.48%	1.61%
MYC	A	0.32%	0.50%	0.45%
	B	0.26%	0.55%	0.43%
	C	0.26%	0.53%	0.44%
	D	1.32%	1.63%	1.49%
MYF	A	0.26%	0.55%	0.43%
	B	0.24%	0.56%	0.42%
	C	1.34%	1.60%	1.50%
MYJ	A	0.26%	0.55%	0.43%
	B	0.26%	0.55%	0.44%
	C	1.32%	1.63%	1.49%

Since February 13, 2008, the Preferred Shares of each Fund failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.24% to 1.63%
for the six months ended January 31, 2010. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. A successful auction for each Fund’s Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares is less than 200%.

The Funds pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggregate principal amount of all shares that fail to clear their auctions.
Certain broker dealers have individually agreed to reduce commissions for failed auctions.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (concluded)

During the year ended July 31, 2009, MZA, MYC, MYF and MYJ announced the following redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemp-
tion date:

		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
MZA	A	7/09/09	19	$ 475,000
	B	7/14/09	26	$ 650,000
	C	7/06/09	15	$ 375,000
MYC	A	7/09/09	282	$ 7,050,000
	B	7/02/09	282	$ 7,050,000
	C	7/30/09	94	$ 2,350,000
	D	7/07/09	164	$ 4,100,000
MYF	A	7/02/09	627	$15,675,000
	B	7/06/09	456	$11,400,000
	C	7/08/09	171	$ 4,275,000
MYJ	A	7/09/09	51	$ 1,275,000
	B	7/08/09	32	$ 800,000
	C	7/07/09	18	$ 450,000

The Funds financed the Preferred Share redemptions with cash received from TOB transactions.

Preferred Shares issued and outstanding remained constant during the six months ended January 31, 2010 for all Funds.

7. Capital Loss Carryforwards:

As of July 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires July 31,	MNE	MZA	MYC	MYF	MYJ
2011	—	—	$ 178,107	—	—
2012	$ 134,161	—	— $1,266,217		$ 239,556
2015	25,350	—	—	—	—
2016	739,187	$ 318,483	393,490	2,101,744	104,422
2017	501,235	—	169,064	—	421,488
Total	$1,399,933	$ 318,483	$ 740,661 $3,367,961		$ 765,466

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 1, 2010 to
Common Shareholders of record on February 12, 2010 as follows:

Common Dividend
Per Share
MNE	$0.0555
MZA	$0.0670
MYC	$0.0675
MYF	$0.0655
MYJ	$0.0705

The dividends declared on Preferred Shares for the period February 1,
2010 to February 28, 2010 were as follows:

Dividends
	Series	Declared
MNE	F7	$ 8,136
MZA	A	$ 437
	B	$ 1,005
	C	$ 2,643
MYC	A	$ 3,503
	B	$ 1,334
	C	$ 1,545
	D	$ 4,896
MYF	A	$ 7,240
	B	$ 5,241
	C	$ 8,645
MYJ	A	$ 1,807
	B	$ 1,544
	C	$ 4,349

The Funds' distribution rates declared on March 1, 2010 were as follows:

Per Common
Share Amount
MZA	$0.0695
MYC	$0.0700
MYF	$0.0705

42 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Fund President1 and Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Anne Ackerley, Fund President2 and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

1 For MYF.
2 For MNE, MZA, MYC and MYJ.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company3
Boston, MA 02111

The Bank of New York Mellon4
New York, NY 10286

Transfer Agent
Common Shares
Computershare Trust Company, N.A.3
Providence, RI 02940

BNY Mellon Shareowner Services4
Jersey City, NJ 07310

Auction Agent
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

3 For MNE.
4 For MZA, MYC, MYF and MYJ.

Effective January 1, 2010, Kent Dixon, a Director of the Funds, retired. The Funds’
Board wishes Mr. Dixon well in his retirement.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on August 26, 2009 for shareholders of record on June 29, 2009 to elect director nominees of each Fund:

	G. Nicholas Beckwith, III		Richard E. Cavanagh		Richard S. Davis
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
MNE	3,722,842	146,423	3,720,353	148,912	3,725,136	144,129
MZA	4,252,134	141,955	4,254,274	139,815	4,256,514	137,575
MYC	18,341,026	657,582	18,345,926	652,682	18,345,076	653,532
MYF	11,507,930	1,071,073	11,515,542	1,063,461	11,518,110	1,060,893
MYJ	12,896,908	432,848	12,827,102	502,654	12,922,659	407,097
	Kent Dixon		Frank J. Fabozzi[1]		Kathleen F. Feldstein
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
MNE	3,660,645	208,620	1,150	—	3,720,353	148,912
MZA	4,256,514	137,575	1,436	8	4,247,756	146,333
MYC	18,240,525	758,083	3,051	59	17,964,966	1,033,642
MYF	11,503,213	1,075,790	3,052	—	11,511,078	1,067,925
MYJ	12,813,516	516,240	3,235	10	12,836,981	492,775
	James T. Flynn		Henry Gabbay		Jerrold B. Harris
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
MNE	3,660,645	208,620	3,725,136	144,129	3,718,059	151,206
MZA	4,256,514	137,575	4,256,514	137,575	4,254,274	139,815
MYC	18,390,160	608,448	18,350,514	648,094	18,309,615	688,993
MYF	11,511,711	1,067,292	11,508,643	1,070,360	11,516,860	1,062,143
MYJ	12,922,990	406,766	12,911,186	418,570	12,922,737	407,019
	R. Glenn Hubbard		W. Carl Kester[1]		Karen P. Robards
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
MNE	3,720,353	148,912	1,150	—	3,720,353	148,912
MZA	4,252,134	141,955	1,436	8	4,247,756	146,333
MYC	18,379,920	618,688	3,051	59	18,201,719	796,889
MYF	11,509,612	1,069,391	3,052	—	11,517,512	1,061,491
MYJ	12,833,395	496,361	3,219	26	12,842,888	486,868
[1]Voted on by holders of Preferred Shares only.

44 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Additional Information (continued)

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to pro-
vide shareholders with a more stable level of dividend distributions, the
Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month.
The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Additional Information (concluded)

General Information (concluded)

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your share-
holder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commision (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the
SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the

operation of the Public Reference Room may be obtained by calling
(202) 551-8090. Each Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

46 SEMI-ANNUAL REPORT

JANUARY 31, 2010

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. The Funds have leveraged their Common Shares which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Arizona Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: March 19, 2010